Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Blue Chip Growth	-5.99%	-19.89%	47.89%	247.51%
S&P 500®	-6.01%	-16.15%	54.18%	238.99%
Russell 1000® Growth	-6.51%	-26.88%	36.58%	180.34%
Growth Funds Average	-6.81%	-20.73%	43.20%	190.12%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks - and the performance of the Russell 1000 ® Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,045 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Blue Chip Growth	-19.89%	8.14%	13.27%
S&P 500	-16.15%	9.04%	12.98%
Russell 1000 Growth	-26.88%	6.43%	10.87%
Growth Funds Average	-20.73%	7.01%	10.79%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Blue Chip Growth Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $34,751 - a 247.51% increase on the initial investment. For comparison, look at how the S&P 500 ® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,899 - a 238.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of January 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the large-cap growth funds average were -7.76%,-26.70%, 38.94%, and 162.99%, respectively. The one year, five year and 10 year average annual total returns were -26.70%, 6.46%, and 9.92%, respectively. The six month, one year, five year and 10 year cumulative total returns for the large-cap supergroup average were -6.88%, -20.08%, 40.24%, and 181.34%, respectively. The one year, five year and 10 year average annual total returns were -20.08%, 6.76%, and 10.66%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Years from now, few equity investors are likely to recall the six-month period that ended on January 31, 2002, with adoration. For most, it was a time of disappointment. The slumping U.S. economy pulled down corporate profits in many industries. The low point came in the third quarter of 2001, as quarterly gross domestic product growth slowed into negative territory for the first time since 1993, and year-over-year corporate profits fell to new lows. Elsewhere, the terrorist attacks on September 11 sent stocks downward, but fortunately, by the end of 2001, most indexes had recovered to levels seen just prior to those attacks. Adding to the markets' malaise was the sudden stock collapse of energy firm Enron, which was forced into bankruptcy after its accounting practices were called into question. Furthermore, few fourth-quarter corporate earnings reports convinced investors that the near-term outlook for the economy and corporate earnings was any brighter. As a result, the returns of major equity indexes reflected the poor market environment. The blue chips' Dow Jones Industrial AverageSM declined 4.84%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 6.01% and 4.44%, respectively. One of the equity markets' few bright spots was the small-cap value category, which returned 4.85% as measured by the Russell 2000® Value Index.

(Portfolio Manager photograph)
An interview with John McDowell, Portfolio Manager of Fidelity Blue Chip Growth Fund

Q. How did the fund perform, John?

A. For the six months that ended January 31, 2002, the fund declined 5.99%, in line with the Standard & Poor's 500 Index, which fell 6.01%. The fund modestly outperformed its growth benchmark, the Russell 1000 Growth Index, which declined 6.51%. The growth funds average followed by Lipper Inc. dropped 6.81% during the same period. For the one-year period that ended January 31, 2002, the fund returned -19.89%, while the S&P 500, Russell 1000 and Lipper average returned -16.15%, -26.88% and -20.73%, respectively.

Q. What was the investment backdrop during the six-month period, and how did it affect the performance of large-cap growth stocks in general?

A. Broadly speaking, the economic recession and the events of September 11 depressed corporate earnings, prolonging the bear market in stocks. In retrospect, the 9/11 attacks set up a low for the stock market 10 days later. Since the beginning of November, technology and cyclical stocks have been the market's best performers. The main question for most investors is whether the current recovery is sustainable. It's unclear if recent strength in the market is signaling the beginning of a new bull market and a new economic cycle or just a brief respite in the context of a longer downturn.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your central strategies in this weak market environment?

A. I don't alter my investment strategy in response to changes in the market environment. Almost every year, the companies with the strongest earnings growth have the best stock performance. The companies with the best earnings growth change from year to year, so I spend most of my time trying to figure out which those will be in the year ahead. At the same time, I try not to overpay for the stocks I own, making valuation an important criteria in my stock selection process. I try to be consistent, year in and year out, investing in growth companies with a good balance of near-term growth opportunities and selling at fair prices. Over time, investment consistency - as opposed to simply chasing the hot stocks - seems to be one of the biggest factors that determine long-term outperformance.

Q. Which holdings were top contributors?

A. The biggest contributions came from companies in sectors with more stable and predictable earnings growth, including consumer staples such as Philip Morris and Gillette. During the past six months, economically sensitive cyclical stocks also performed quite well as they began to price in an end to the recession. Industrial holdings Illinois Tool Works and Danaher each had double-digit gains in a down market, helping boost performance. Tech giant Intel further aided returns, as the company benefited from a new product cycle.

Q. Which stocks dampened fund results?

A. Surprisingly, big retailers such as Wal-Mart, Home Depot and Target have performed relatively well through the recession. The negatives associated with rising unemployment and weak consumer sentiment were somewhat offset by last year's tax cut, low fuel prices, and low interest rates on cars and homes. While we did have sizable positions in Wal-Mart and Home Depot, these stocks were better represented in the fund's growth benchmark - as was Target, which we didn't own during the period. This underexposure created a drag on relative performance. Media stocks such as AOL Time Warner suffered from declining advertising revenues stemming from a weak economy and the demise of dot-coms that fueled ad spending amid the late-1990s boom.

Q. John, what's your outlook for the coming months?

A. On the positive side, the stock market's decline in 2000 and 2001 lasted about as long and was about as severe as the typical bear market. A tremendous amount of liquidity has been injected into the system; inventory levels are low; and the war in Central Asia appears to be going well. There is, however, still some debate. Even taking low interest rates into account, stocks are generally still expensive relative to expected earnings. Additionally, there appears to be too much capacity in the economy, particularly in technology and communications equipment, and most importantly, corporate and consumer debt remains high. Not surprisingly, debt levels are usually much lower at the beginning of sustained economic and stock market advances. Only time will tell if we are in a new bull market. I remain focused on individual companies, looking at product cycles, market shares, production capacity, returns on invested capital, valuations and, above all, near-term earnings momentum. Given the great uncertainty involved, I generally do not make big investment bets based on my macroeconomic assumptions.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks growth of capital over the long term by investing mainly in common stocks of well-known and established companies

Fund number: 312

Trading symbol: FBGRX

Start date: December 31, 1987

Size: as of January 31, 2002, more than $21.6 billion

Manager: John McDowell, since 1996; leader, Fidelity Growth Funds Group; manager, Fidelity Large Cap Stock Fund, 1995-1996; joined Fidelity in 1985

3

John McDowell on economic recovery:

"There is some evidence that we are in the early stages of an economic recovery. Layoff announcements and unemployment claims are declining; earnings estimates are generally being revised upward; certain commodity prices are firming; and activity in the technology sector is improving.

"I remain skeptical, however. My biggest concern is excessive debt. Consumer spending is the main driver for our economy, and during the last expansion consumer debt levels were built to record high levels. The consumer does not yet appear in good enough shape to drive a protracted economic expansion.

"On top of this, given the probable new conservatism in accounting, earnings growth in the years ahead may generally be less robust and less consistent, putting pressure on already high earnings multiples. Slow growth and high valuations may make strong stock market performance harder to achieve.

"Ironically, this may end up being a good market environment for bottom-up stock picking. Even if we do not get much progress in the overall market indexes in the years ahead, there are always good opportunities in individual stocks. My goal is to identify and buy stock in those companies able to grow in this environment and to avoid companies that are unable to grow."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	4.7
General Electric Co.	4.5	5.1
Pfizer, Inc.	4.4	4.1
Intel Corp.	4.0	3.5
Wal-Mart Stores, Inc.	2.9	2.3
American International Group, Inc.	2.1	1.8
Citigroup, Inc.	2.0	1.8
Johnson & Johnson	1.7	0.8
American Home Products Corp.	1.7	1.3
Cisco Systems, Inc.	1.6	1.6
	29.9
Top Five Market Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	25.9
Health Care	19.5	18.8
Consumer Discretionary	13.8	15.3
Financials	11.1	10.7
Industrials	10.9	10.8
Asset Allocation (% of fund's net assets)
As of January 31, 2002 *		As of July 31, 2001**
	Stocks 97.3%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	1.9%	** Foreign investments	2.3%

Semiannual Report

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.8%
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	1,884,200	$ 63,611
McDonald's Corp.	4,445,500	120,829
		184,440
Household Durables - 0.6%
Centex Corp.	418,000	24,863
Leggett & Platt, Inc.	1,665,800	40,362
Sony Corp. sponsored ADR	1,318,100	58,998
		124,223
Media - 5.2%
AOL Time Warner, Inc. (a)	11,992,932	315,534
Clear Channel Communications, Inc. (a)	2,274,900	104,736
Comcast Corp. Class A (special) (a)	2,811,000	99,734
Cox Communications, Inc. Class A (a)	1,555,700	58,261
EchoStar Communications Corp. Class A (a)	1,013,600	27,671
Gemstar-TV Guide International, Inc. (a)	880,300	16,021
McGraw-Hill Companies, Inc.	1,667,000	106,821
Omnicom Group, Inc.	1,687,000	147,393
The New York Times Co. Class A	1,541,600	64,948
Viacom, Inc. Class B (non-vtg.) (a)	3,556,796	142,236
Walt Disney Co.	2,299,200	48,421
		1,131,776
Multiline Retail - 4.0%
Costco Wholesale Corp. (a)	2,080,710	95,713
Family Dollar Stores, Inc.	2,285,200	77,080
Kohls Corp. (a)	1,183,200	78,434
Wal-Mart Stores, Inc.	10,386,555	622,986
		874,213
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	796,000	27,526
Best Buy Co., Inc. (a)	1,490,900	110,327
CDW Computer Centers, Inc. (a)	590,600	32,707
Home Depot, Inc.	6,097,100	305,404
Lowe's Companies, Inc.	3,724,100	171,569
		647,533
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	1,509,000	41,301
TOTAL CONSUMER DISCRETIONARY		3,003,486
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 9.6%
Beverages - 2.9%
Anheuser-Busch Companies, Inc.	577,700	$ 27,308
PepsiCo, Inc.	5,866,562	293,856
The Coca-Cola Co.	7,207,900	315,346
		636,510
Food & Drug Retailing - 0.9%
Albertson's, Inc.	1,740,910	50,051
CVS Corp.	1,311,900	35,684
Rite Aid Corp. (a)	1,459,800	3,474
Rite Aid Corp.	2,254,000	5,342
Walgreen Co.	2,289,200	83,052
Whole Foods Market, Inc. (a)	544,700	23,313
		200,916
Food Products - 1.0%
Hershey Foods Corp.	846,900	59,596
Kellogg Co.	974,900	30,085
Kraft Foods, Inc. Class A	1,867,500	69,210
Sara Lee Corp.	629,000	13,303
Wm. Wrigley Jr. Co.	939,300	51,323
		223,517
Household Products - 1.1%
Colgate-Palmolive Co.	1,365,500	78,038
Kimberly-Clark Corp.	1,104,000	66,571
Procter & Gamble Co.	1,194,190	97,541
		242,150
Personal Products - 2.0%
Avon Products, Inc.	2,430,400	119,576
Estee Lauder Companies, Inc. Class A	2,074,900	67,019
Gillette Co.	7,393,800	246,214
		432,809
Tobacco - 1.7%
Philip Morris Companies, Inc.	7,126,200	357,094
TOTAL CONSUMER STAPLES		2,092,996
ENERGY - 4.2%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	3,304,000	116,301
Nabors Industries, Inc. (a)	960,200	30,064
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	1,494,700	$ 84,286
Transocean Sedco Forex, Inc.	1,697,100	51,999
Weatherford International, Inc. (a)	1,098,400	42,277
		324,927
Oil & Gas - 2.7%
Amerada Hess Corp.	167,600	10,284
ChevronTexaco Corp.	2,170,800	181,913
Exxon Mobil Corp.	5,559,100	217,083
Phillips Petroleum Co.	1,264,700	73,947
TotalFinaElf SA Series B	668,500	94,071
		577,298
TOTAL ENERGY		902,225
FINANCIALS - 11.1%
Banks - 1.5%
Bank One Corp.	3,583,800	134,393
Fifth Third Bancorp	1,436,200	90,840
Golden West Financial Corp., Delaware	376,800	23,987
Mellon Financial Corp.	1,146,700	44,033
Northern Trust Corp.	458,300	26,760
		320,013
Diversified Financials - 6.7%
American Express Co.	4,091,729	146,688
Charles Schwab Corp.	2,640,100	37,938
Citigroup, Inc.	9,081,854	430,480
Fannie Mae	2,979,200	241,166
Freddie Mac	3,741,100	251,103
Goldman Sachs Group, Inc.	209,600	18,231
Household International, Inc.	1,010,900	51,799
Merrill Lynch & Co., Inc.	2,422,100	123,479
Morgan Stanley Dean Witter & Co.	1,999,000	109,945
State Street Corp.	914,300	49,171
		1,460,000
Insurance - 2.9%
AFLAC, Inc.	1,867,300	48,774
Allstate Corp.	2,150,300	69,369
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	6,084,155	$ 451,140
MBIA, Inc.	1,074,150	57,875
		627,158
TOTAL FINANCIALS		2,407,171
HEALTH CARE - 19.5%
Biotechnology - 1.5%
Amgen, Inc. (a)	3,103,400	172,239
Human Genome Sciences, Inc. (a)	1,123,100	31,593
IDEC Pharmaceuticals Corp. (a)	1,224,200	72,791
Millennium Pharmaceuticals, Inc. (a)	1,221,900	23,228
Protein Design Labs, Inc. (a)	1,142,300	25,428
		325,279
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	1,594,100	88,999
Boston Scientific Corp. (a)	1,299,100	29,191
Guidant Corp. (a)	2,603,800	125,113
Medtronic, Inc.	3,693,400	181,974
St. Jude Medical, Inc. (a)	397,900	31,553
Zimmer Holdings, Inc. (a)	1,025,180	33,349
		490,179
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	1,919,175	126,493
McKesson Corp.	3,031,400	116,709
Tenet Healthcare Corp. (a)	1,817,400	115,932
UnitedHealth Group, Inc.	545,400	40,550
		399,684
Pharmaceuticals - 13.9%
Abbott Laboratories	3,233,200	186,556
Allergan, Inc.	1,752,800	116,999
American Home Products Corp.	5,723,400	370,075
Bristol-Myers Squibb Co.	5,675,600	257,502
Eli Lilly & Co.	1,182,600	88,813
Forest Laboratories, Inc. (a)	1,354,400	112,280
Johnson & Johnson	6,481,204	372,734
King Pharmaceuticals, Inc. (a)	918,433	33,431
Merck & Co., Inc.	3,080,700	182,316
Mylan Laboratories, Inc.	585,100	19,712
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	23,038,100	$ 959,998
Pharmacia Corp.	3,254,600	131,811
Schering-Plough Corp.	4,752,300	153,879
Watson Pharmaceuticals, Inc. (a)	796,800	23,346
		3,009,452
TOTAL HEALTH CARE		4,224,594
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.3%
Boeing Co.	362,800	14,857
Lockheed Martin Corp.	963,600	51,042
		65,899
Airlines - 0.2%
Southwest Airlines Co.	2,053,400	38,891
Building Products - 0.4%
Masco Corp.	3,083,400	82,512
Commercial Services & Supplies - 2.3%
Automatic Data Processing, Inc.	2,335,180	126,100
Cendant Corp. (a)	2,905,500	50,788
Cintas Corp.	1,012,500	50,645
Concord EFS, Inc. (a)	1,980,500	57,732
First Data Corp.	2,109,100	174,486
Paychex, Inc.	1,178,620	43,255
		503,006
Industrial Conglomerates - 5.4%
General Electric Co.	26,223,600	974,207
Minnesota Mining & Manufacturing Co.	753,800	83,521
Tyco International Ltd.	3,372,900	118,557
		1,176,285
Machinery - 1.8%
Danaher Corp.	1,890,200	120,481
Illinois Tool Works, Inc.	1,550,400	110,668
Ingersoll-Rand Co. Ltd. Class A	1,579,350	69,855
Parker Hannifin Corp.	1,704,700	83,598
		384,602
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	797,600	$ 22,524
Union Pacific Corp.	1,399,800	86,858
		109,382
TOTAL INDUSTRIALS		2,360,577
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.9%
Brocade Communications System, Inc. (a)	1,862,800	67,806
CIENA Corp. (a)	1,158,800	14,717
Cisco Systems, Inc. (a)	18,132,100	359,016
Corning, Inc.	981,100	7,819
Finisar Corp. (a)	2,300,900	27,082
JDS Uniphase Corp. (a)	2,272,000	15,904
Juniper Networks, Inc. (a)	958,500	14,684
Lucent Technologies, Inc.	1,878,214	12,284
Motorola, Inc.	3,649,000	48,568
QUALCOMM, Inc. (a)	1,479,600	65,176
Tellium, Inc.	34,600	188
		633,244
Computers & Peripherals - 3.3%
Dell Computer Corp. (a)	8,157,400	224,247
EMC Corp. (a)	3,885,700	63,725
International Business Machines Corp.	3,158,600	340,781
Network Appliance, Inc. (a)	1,896,200	34,037
Sun Microsystems, Inc. (a)	5,608,800	60,351
		723,141
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	2,648,274	80,375
Millipore Corp.	964,300	51,783
Symbol Technologies, Inc.	1,091,400	16,917
Tektronix, Inc. (a)	1,687,300	41,305
Waters Corp. (a)	631,600	21,853
		212,233
Internet Software & Services - 0.3%
Check Point Software Technologies Ltd. (a)	1,090,200	39,792
Yahoo!, Inc. (a)	891,400	15,368
		55,160
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 1.0%
Accenture Ltd. Class A	636,700	$ 16,414
Computer Sciences Corp. (a)	2,243,000	99,814
Electronic Data Systems Corp.	936,800	58,653
SunGard Data Systems, Inc. (a)	1,390,100	41,689
		216,570
Semiconductor Equipment & Products - 9.0%
Altera Corp. (a)	2,410,100	60,542
Analog Devices, Inc. (a)	2,542,000	111,340
Applied Materials, Inc. (a)	1,981,600	86,497
Chartered Semiconductor Manufacturing Ltd. ADR (a)	422,700	10,420
Integrated Device Technology, Inc. (a)	1,763,500	53,875
Intel Corp.	25,017,540	876,615
International Rectifier Corp. (a)	1,608,500	66,978
Intersil Corp. Class A (a)	673,800	20,025
KLA-Tencor Corp. (a)	1,406,200	80,547
LAM Research Corp. (a)	965,400	22,455
Linear Technology Corp.	1,793,360	74,191
LSI Logic Corp. (a)	2,974,800	49,322
Micron Technology, Inc. (a)	3,927,600	132,557
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,603,100	44,175
Teradyne, Inc. (a)	2,122,800	63,387
Texas Instruments, Inc.	3,984,200	124,347
Vitesse Semiconductor Corp. (a)	1,409,400	17,829
Xilinx, Inc. (a)	1,509,300	65,428
		1,960,530
Software - 8.2%
Adobe Systems, Inc.	1,455,868	49,063
BEA Systems, Inc. (a)	2,507,000	45,452
Computer Associates International, Inc.	4,904,600	169,013
Compuware Corp. (a)	2,428,500	33,028
Electronic Arts, Inc. (a)	234,500	12,445
Microsoft Corp. (a)	17,152,000	1,092,750
Network Associates, Inc. (a)	879,700	26,382
Oracle Corp. (a)	8,531,000	147,245
PeopleSoft, Inc. (a)	2,393,800	77,775
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	825,453	$ 42,825
VERITAS Software Corp. (a)	1,642,328	69,881
		1,765,859
TOTAL INFORMATION TECHNOLOGY		5,566,737
MATERIALS - 0.7%
Chemicals - 0.4%
Ecolab, Inc.	495,400	21,198
Praxair, Inc.	1,273,900	73,950
		95,148
Metals & Mining - 0.3%
Alcoa, Inc.	1,665,100	59,694
TOTAL MATERIALS		154,842
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T Corp.	6,282,324	111,197
Qwest Communications International, Inc.	3,913,300	41,090
SBC Communications, Inc.	3,024,800	113,279
		265,566
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	1,263,500	6,520
AT&T Wireless Services, Inc. (a)	910,111	10,466
Sprint Corp. - PCS Group Series 1 (a)	1,252,600	20,518
Triton PCS Holdings, Inc. Class A (a)	293,800	4,119
Vodafone Group PLC sponsored ADR	2,561,300	55,580
		97,203
TOTAL TELECOMMUNICATION SERVICES		362,769
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp. (a)	2,238,000	30,325
TOTAL COMMON STOCKS (Cost $16,996,239)		21,105,722
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $2,276)	132,000	$ 209
Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.88% (b)	597,462,405	597,462
Fidelity Securities Lending Cash Central Fund, 1.84% (b)	17,699,000	17,699
TOTAL MONEY MARKET FUNDS (Cost $615,161)		615,161
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $17,613,676)		21,721,092
NET OTHER ASSETS - (0.1)%		(31,864)
NET ASSETS - 100%		$ 21,689,228
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 2,276
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,629,701,000 and $3,572,324,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $230,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $209,000 or 0.0% of net assets.

Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $17,620,313,000. Net unrealized appreciation aggregated $4,100,779,000, of which $5,697,037,000 related to appreciated investment securities and $1,596,258,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending July 31, 2002 approximately $1,105,537,000 of losses recognized during the period November 1, 2000 to July 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,741) (cost $17,613,676) - See accompanying schedule		$ 21,721,092
Receivable for investments sold		90,425
Receivable for fund shares sold		29,550
Dividends receivable		11,695
Interest receivable		941
Other receivables		59
Total assets		21,853,762
Liabilities
Payable for investments purchased	$ 89,641
Payable for fund shares redeemed	44,360
Accrued management fee	8,652
Other payables and accrued expenses	4,182
Collateral on securities loaned, at value	17,699
Total liabilities		164,534
Net Assets		$ 21,689,228
Net Assets consist of:
Paid in capital		$ 19,475,654
Distributions in excess of net investment income		(5,556)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,888,287)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,107,417
Net Assets, for 512,461 shares outstanding		$ 21,689,228
Net Asset Value, offering price and redemption price per share ($21,689,228 ÷ 512,461 shares)		$42.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income Dividends		$ 96,406
Interest		7,400
Security lending		29
Total income		103,835
Expenses
Management fee Basic fee	$ 61,694
Performance adjustment	(8,091)
Transfer agent fees	27,168
Accounting and security lending fees	682
Non-interested trustees' compensation	9
Custodian fees and expenses	163
Registration fees	283
Audit	58
Legal	66
Miscellaneous	83
Total expenses before reductions	82,115
Expense reductions	(2,147)	79,968
Net investment income		23,867
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(767,814)
Foreign currency transactions	(62)	(767,876)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(642,519)
Assets and liabilities in foreign currencies	(6)	(642,525)
Net gain (loss)		(1,410,401)
Net increase (decrease) in net assets resulting from operations		$ (1,386,534)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,867	$ 2,904
Net realized gain (loss)	(767,876)	(483,991)
Change in net unrealized appreciation (depreciation)	(642,525)	(6,081,376)
Net increase (decrease) in net assets resulting from operations	(1,386,534)	(6,562,463)
Distributions to shareholders From net investment income	(30,589)	-
From net realized gain	-	(1,244,515)
Total distributions	(30,589)	(1,244,515)
Share transactions Net proceeds from sales of shares	2,423,507	6,149,616
Reinvestment of distributions	29,819	1,219,279
Cost of shares redeemed	(2,379,400)	(5,683,556)
Net increase (decrease) in net assets resulting from share transactions	73,926	1,685,339
Total increase (decrease) in net assets	(1,343,197)	(6,121,639)
Net Assets
Beginning of period	23,032,425	29,154,064
End of period (including under (over) distribution of net investment income of $(5,556) and $2,779, respectively)	$ 21,689,228	$ 23,032,425
Other Information Shares
Sold	58,508	118,810
Issued in reinvestment of distributions	701	20,917
Redeemed	(57,700)	(112,646)
Net increase (decrease)	1,509	27,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 45.08	$ 60.25	$ 53.20	$ 47.06	$ 41.21	$ 30.76
Income from Invest- ment Operations
Net investment income (loss) E	.05	.01	(.01)	.16	.22	.28
Net realized and unrealized gain (loss)	(2.75)	(12.66)	9.27	8.14	7.64	12.70
Total from investment operations	(2.70)	(12.65)	9.26	8.30	7.86	12.98
Less Distributions
From net investment income	(.06)	-	(.14)	(.10)	(.26)	(.28)
From net realized gain	-	(2.52)	(2.07)	(2.06)	(1.75)	(2.25)
Total distributions	(.06)	(2.52)	(2.21)	(2.16)	(2.01)	(2.53)
Net asset value, end of period	$ 42.32	$ 45.08	$ 60.25	$ 53.20	$ 47.06	$ 41.21
Total Return B, C, D	(5.99)%	(21.92)%	17.97%	19.30%	20.17%	45.50%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.89%	.88%	.71%	.72%	.80%
Expenses net of voluntary waivers, if any	.77% A	.89%	.88%	.71%	.72%	.80%
Expenses net of all reductions	.75% A	.87%	.86%	.70%	.70%	.78%
Net investment income (loss)	.22% A	.01%	(.02)%	.32%	.52%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 21,689	$ 23,032	$ 29,154	$ 23,684	$ 17,006	$ 12,877
Portfolio turnover rate	34% A	46%	40%	38%	49%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former one time sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in kind and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the fund's average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received deferred sales charges of $15,000 on redemption of shares of the fund.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,400,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,773,000 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $374,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

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Semiannual Report

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Semiannual Report

January 31, 2002

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Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Dividend Growth	-4.50%	-7.64%	95.33%	357.16%
S&P 500 ®	-6.01%	-16.15%	54.18%	205.02%
Growth Funds Average	-6.81%	-20.73%	43.20%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 27, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,045 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Dividend Growth	-7.64%	14.33%	18.92%
S&P 500	-16.15%	9.04%	13.56%
Growth Funds Average	-20.73%	7.01%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Dividend Growth Fund on April 27, 1993, when the fund started. As the chart shows, by January 31, 2002, the value of the investment would have grown to $45,716 - a 357.16% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $30,502 - a 205.02% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of January 31, 2002, the six month, one year, and five year cumulative total returns for the large-cap core funds average were -6.42%, -17.29%, and 39.43%, respectively. The one year and five year average annual total returns were -17.29% and 6.72%, respectively. The six month, one year, and five year cumulative total returns for the large-cap supergroup average were -6.88%, -20.08%, and 40.24%, respectively. The one year and five year average annual total returns were -20.08% and 6.76%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Years from now, few equity investors are likely to recall the six-month period that ended on January 31, 2002, with adoration. For most, it was a time of disappointment. The slumping U.S. economy pulled down corporate profits in many industries. The low point came in the third quarter of 2001, as quarterly gross domestic product growth slowed into negative territory for the first time since 1993, and year-over-year corporate profits fell to new lows. Elsewhere, the terrorist attacks on September 11 sent stocks downward, but fortunately, by the end of 2001, most indexes had recovered to levels seen just prior to those attacks. Adding to the markets' malaise was the sudden stock collapse of energy firm Enron, which was forced into bankruptcy after its accounting practices were called into question. Furthermore, few fourth-quarter corporate earnings reports convinced investors that the near-term outlook for the economy and corporate earnings was any brighter. As a result, the returns of major equity indexes reflected the poor market environment. The blue chips' Dow Jones Industrial AverageSM declined 4.84%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 6.01% and 4.44%, respectively. One of the equity markets' few bright spots was the small-cap value category, which returned 4.85% as measured by the Russell 2000® Value Index.

(Portfolio Manager photograph)
An interview with Charles Mangum, Portfolio Manager of Fidelity Dividend Growth Fund

Q. How did the fund perform, Charles?

A. For the six months that ended January 31, 2002, the fund returned -4.50%. This topped the Standard & Poor's 500 Index - which returned -6.01% during the period - as well as the growth funds average, which returned -6.81% according to Lipper Inc. For the 12 months that ended January 31, 2002, the fund returned -7.64%, while the S&P 500 and peer group average returned -16.15% and -20.73%, respectively.

Q. If you had to choose one word to sum up the six-month period for the fund, what would you choose?

A. Mediocre. The fund beat its index and peer group average during the period, but was still in negative return territory - and down is down. Overall, the investing environment placed a premium on pure stock picking. There were no sectors or stocks that stood out as overachievers, and as a result I traded the fund a bit more actively compared to prior periods. Good security selection within both the technology and telecommunications areas helped performance. On the flip side, I didn't do a very good job of picking stocks in the health care sector, and the group detracted from performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy within technology?

A. The volatility within the sector prompted me to be as nimble as possible in terms of trading in and out of tech stocks. The group experienced a nice post-September 11 rally, during which I added to the fund's investments in a number of small, Internet security software stocks, including Check Point Software and Network Associates. These stocks performed well but got expensive as we approached November, so I decided to cut back on many of them and lock in profits. The fund ended January with approximately 13% of its investments in technology, compared to just under 18% six months ago. The fund's three largest technology stocks at the end of the period were industry leaders Microsoft, Dell and Intel. Of these, only Intel contributed positively to performance.

Q. Where did you look for opportunities while cutting back on technology?

A. The two most prominent beneficiaries were consumer staples and telecommunication services stocks. Due to their defensive nature, consumer-staple stocks traditionally have performed well during tough economic times. Within this area, I added to the fund's positions in personal care stocks, such as Alberto-Culver, and to grocery/drugstore chain Albertson's, each of which performed well. I also raised the fund's stake in Coca-Cola during the period, which I found to be attractively priced. Coke's performance was relatively flat during the period. On the telecom services side, I focused mostly on several of the regional Bell operating companies, or RBOCs, including SBC Communications, BellSouth and Verizon. The profile for these stocks was compelling - they were cheap, many of their competitors went out of business and long-distance markets opened up. In addition, capital expenditures for these companies were falling, which typically leads to higher return on invested capital. Neither Bell South nor Verizon performed particularly well during the period, but I like their positioning going forward.

Q. The fund's combined average exposure to finance and health stocks during the period was around 37%. How did these investments perform?

A. The fund's finance positions were mixed, and my stock picking within health care was just plain bad. Within finance, I traded the fund's brokerage and insurance positions fairly well, and continued to emphasize well-run regional banks such as Comerica. ChoicePoint, a company that provides technology solutions to the financial services industry, was one standout performer. In terms of health care, the fund was hurt by the continued struggles of several leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. One health stock that did perform well was Guidant, which develops therapies for cardiovascular and other vascular diseases.

Q. What's your outlook, Charles?

A. Many signs point to an improved economy in 2002. We've had the stimulus - in the form of numerous interest rate cuts - and as those cuts sink in, investors may become more confident. In many respects, a slow and steady recovery would be better for the market than a fast recovery. A fast recovery may bring quicker rate hikes. A gradual recovery will give investors hope, but also keep expectations in check.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Fund number: 330

Trading symbol: FDGFX

Start date: April 27, 1993

Size: as of January 31, 2002, more than $15.7 billion

Manager: Charles Mangum, since 1997; manager, Fidelity OTC Portfolio, 1996-1997; Fidelity Convertible Securities Fund, 1995-1996; Fidelity Select Health Care Portfolio, 1992-1995; joined Fidelity in 1990

3

Charles Mangum talks about the fund's media stocks, and the role convertible securities play in the portfolio:

"The deterioration in the economy and equity markets during the period took a toll on almost every company in America, perhaps none more so than companies that depend heavily on advertising spending to generate revenues. The fund's second-largest position at the end of the period - Clear Channel Communications - was a prime example. Clear Channel operates radio stations throughout the country, and is also involved in the outdoor advertising business. As the economy continued to struggle - and companies scaled back on and reprioritized their spending plans - companies such as Clear Channel and AOL Time Warner suffered considerably.

"While shareholders mostly will see household names such as these in the fund's portfolio listing, I'm always on the lookout for smaller, alternative investments that can add an extra layer of diversity. One good example is the fund's use of convertible securities. Convertibles are hybrid investments in that they have both stock and bond characteristics. In the fund's case, I typically buy convertible bonds that are issued with a coupon, and come with a predetermined payoff date. The sweetener for the fund is that if the issuer's stock performs better than the bond during the period, the fund can realize even more income from the original investment. Convertibles usually represent only a small portion of the portfolio."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	7.0	6.9
Clear Channel Communications, Inc.	4.5	4.4
Bristol-Myers Squibb Co.	4.5	5.5
General Electric Co.	4.1	2.2
Fannie Mae	3.7	2.9
Citigroup, Inc.	2.6	1.8
The Coca-Cola Co.	2.6	1.5
Conoco, Inc.	2.6	3.4
Microsoft Corp.	2.5	2.4
Philip Morris Companies, Inc.	2.4	2.0
	36.5
Top Five Market Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	19.5
Health Care	18.0	18.6
Information Technology	13.3	17.5
Consumer Discretionary	10.4	11.2
Industrials	10.1	8.4
Asset Allocation (% of fund's net assets)
As of January 31, 2002 *		As of July 31, 2001 **
	Stocks 93.0%		Stocks 93.2%
	Convertible Securities 3.5%		Convertible Securities 3.4%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	1.3%	** Foreign investments	1.5%

Semiannual Report

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.1%
Dana Corp.	1,500,000	$ 21,915
Hotels, Restaurants & Leisure - 0.4%
Jack in the Box, Inc. (a)	1,011,200	28,314
Papa John's International, Inc. (a)	938,400	26,604
		54,918
Household Durables - 0.6%
Centex Corp.	400,000	23,792
KB Home	444,300	19,132
Koninklijke Philips Electronics NV sponsored ADR	993,388	27,169
Leggett & Platt, Inc.	603,500	14,623
Pulte Homes, Inc.	246,900	11,641
		96,357
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,300,000	31,980
Media - 6.3%
AOL Time Warner, Inc. (a)	9,768,882	257,019
Clear Channel Communications, Inc. (a)	15,342,340	706,361
Radio One, Inc. Class D (non-vtg.) (a)	900,000	15,759
Viacom, Inc. Class B (non-vtg.) (a)	219,800	8,790
		987,929
Multiline Retail - 0.9%
Costco Wholesale Corp. (a)	645,600	29,698
Federated Department Stores, Inc. (a)	1,800,000	74,916
Target Corp.	987,000	43,833
		148,447
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A (a)	629,600	16,716
Gap, Inc.	1,110,637	15,993
Home Depot, Inc.	2,626,150	131,544
Intimate Brands, Inc. Class A	1,200,000	21,900
Lowe's Companies, Inc.	1,511,600	69,639
Staples, Inc. (a)	628,200	11,446
		267,238
TOTAL CONSUMER DISCRETIONARY		1,608,784
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 10.1%
Beverages - 3.6%
PepsiCo, Inc.	3,227,190	$ 161,650
The Coca-Cola Co.	9,225,100	403,598
		565,248
Food & Drug Retailing - 1.9%
Albertson's, Inc.	4,516,900	129,861
CVS Corp.	4,270,500	116,158
Safeway, Inc. (a)	1,200,000	48,540
		294,559
Food Products - 0.6%
Kraft Foods, Inc. Class A	2,387,300	88,473
Household Products - 0.0%
Colgate-Palmolive Co.	100,000	5,715
Personal Products - 1.6%
Alberto-Culver Co.:
Class A (f)	4,223,300	171,086
Class B	5,000	233
Gillette Co.	2,216,110	73,796
		245,115
Tobacco - 2.4%
Philip Morris Companies, Inc.	7,653,000	383,492
TOTAL CONSUMER STAPLES		1,582,602
ENERGY - 7.3%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	707,600	24,908
BJ Services Co. (a)	525,000	16,275
Cooper Cameron Corp. (a)	853,560	36,302
GlobalSantaFe Corp.	1,198,705	34,043
Halliburton Co.	4,043,000	55,591
Smith International, Inc. (a)	358,000	19,708
		186,827
Oil & Gas - 6.1%
ChevronTexaco Corp.	2,097,100	175,737
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Conoco, Inc.	14,239,252	$ 400,977
Exxon Mobil Corp.	9,719,450	379,545
		956,259
TOTAL ENERGY		1,143,086
FINANCIALS - 19.0%
Banks - 6.8%
Bank of America Corp.	1,376,400	86,754
Bank One Corp.	1,880,000	70,500
Comerica, Inc.	5,414,945	304,807
FleetBoston Financial Corp.	3,962,100	133,206
PNC Financial Services Group, Inc.	4,609,400	266,193
Synovus Financial Corp.	1,661,300	45,918
U.S. Bancorp, Delaware	2,259,400	47,041
Wachovia Corp.	3,226,300	107,274
		1,061,693
Diversified Financials - 8.6%
American Express Co.	2,767,000	99,197
Citigroup, Inc.	8,592,239	407,272
Fannie Mae	7,122,980	576,605
Household International, Inc.	1,996,700	102,311
Merrill Lynch & Co., Inc.	1,996,100	101,761
Morgan Stanley Dean Witter & Co.	1,205,000	66,275
		1,353,421
Insurance - 3.6%
AFLAC, Inc.	1,570,400	41,019
Allmerica Financial Corp.	1,766,700	74,413
American International Group, Inc.	4,739,100	351,404
Hartford Financial Services Group, Inc.	1,322,000	87,503
PartnerRe Ltd.	344,000	17,541
		571,880
TOTAL FINANCIALS		2,986,994
HEALTH CARE - 18.0%
Health Care Equipment & Supplies - 1.3%
C.R. Bard, Inc.	394,600	19,355
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Guidant Corp. (a)	2,612,200	$ 125,516
Zimmer Holdings, Inc. (a)	2,088,075	67,925
		212,796
Health Care Providers & Services - 7.0%
Cardinal Health, Inc.	16,652,970	1,097,598
Pharmaceuticals - 9.7%
American Home Products Corp.	2,899,700	187,495
Bristol-Myers Squibb Co.	15,509,616	703,671
Eli Lilly & Co.	135,100	10,146
Pfizer, Inc.	8,646,200	360,287
Pharmacia Corp.	1,200,000	48,600
Schering-Plough Corp.	6,521,900	211,179
		1,521,378
TOTAL HEALTH CARE		2,831,772
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	1,874,800	63,012
United Technologies Corp.	246,100	16,914
		79,926
Airlines - 0.9%
AMR Corp. (a)	2,865,600	71,468
Delta Air Lines, Inc.	1,929,500	60,991
Northwest Airlines Corp. (a)	745,700	11,469
		143,928
Building Products - 0.2%
Masco Corp.	1,021,700	27,341
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	1,000,000	10,980
ChoicePoint, Inc. (a)	1,764,690	92,823
First Data Corp.	300,000	24,819
		128,622
Industrial Conglomerates - 5.6%
General Electric Co.	17,308,300	643,003
Textron, Inc.	559,700	25,651
Tyco International Ltd.	5,788,400	203,462
		872,116
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Danaher Corp.	631,000	$ 40,220
Ingersoll-Rand Co. Ltd. Class A	1,810,000	80,056
Parker Hannifin Corp.	1,800,000	88,272
		208,548
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	2,791,740	78,839
Union Pacific Corp.	760,200	47,170
		126,009
TOTAL INDUSTRIALS		1,586,490
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	6,543,200	129,555
Comverse Technology, Inc. (a)	3,600,000	76,932
Nortel Networks Corp.	1,705,800	12,350
		218,837
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	6,401,400	175,974
EMC Corp. (a)	1,498,600	24,577
Sun Microsystems, Inc. (a)	2,305,600	24,808
		225,359
Electronic Equipment & Instruments - 0.7%
Avnet, Inc.	1,144,057	30,489
Ingram Micro, Inc. Class A (a)	912,600	16,427
Sanmina-SCI Corp. (a)	1,002,696	14,720
Solectron Corp. (a)	4,622,500	54,176
		115,812
IT Consulting & Services - 0.1%
Computer Sciences Corp. (a)	70,700	3,146
Electronic Data Systems Corp.	200,000	12,522
		15,668
Semiconductor Equipment & Products - 3.1%
Altera Corp. (a)	1,394,000	35,017
Analog Devices, Inc. (a)	800,000	35,040
Atmel Corp. (a)	160,000	1,232
Intel Corp.	4,000,000	140,160
LAM Research Corp. (a)	519,100	12,074
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Linear Technology Corp.	579,000	$ 23,953
Micron Technology, Inc. (a)	3,010,000	101,588
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,388,800	40,538
Teradyne, Inc. (a)	400,000	11,944
Texas Instruments, Inc.	200,000	6,242
United Microelectronics Corp. sponsored ADR	4,735,600	41,768
Xilinx, Inc. (a)	677,100	29,352
		478,908
Software - 3.8%
Adobe Systems, Inc.	1,179,870	39,762
Computer Associates International, Inc.	3,583,400	123,484
Microsoft Corp. (a)	6,145,600	391,536
Network Associates, Inc. (a)	400,000	11,996
Oracle Corp. (a)	2,000,000	34,520
		601,298
TOTAL INFORMATION TECHNOLOGY		1,655,882
MATERIALS - 1.5%
Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	729,000	32,200
Lyondell Chemical Co.	1,000,000	13,470
Praxair, Inc.	799,265	46,397
Rohm & Haas Co.	836,500	30,766
		122,833
Containers & Packaging - 0.2%
Temple-Inland, Inc.	473,000	26,185
Metals & Mining - 0.3%
Alcoa, Inc.	1,460,700	52,366
Paper & Forest Products - 0.2%
International Paper Co.	781,400	32,647
TOTAL MATERIALS		234,031
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 6.1%
AT&T Corp.	6,431,781	113,843
BellSouth Corp.	5,556,100	222,244
CenturyTel, Inc.	992,700	30,555
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	2,772,200	$ 29,108
SBC Communications, Inc.	6,713,991	251,439
Sprint Corp. - FON Group	753,540	13,338
Verizon Communications, Inc.	6,213,700	288,005
		948,532
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	2,604,200	20,964
TOTAL TELECOMMUNICATION SERVICES		969,496
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp. (a)	1,500,000	20,325
TOTAL COMMON STOCKS (Cost $13,399,365)		14,619,462
Convertible Bonds - 3.5%
Moody's Ratings (unaudited) (e)		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
EchoStar Communications Corp. 5.75% 5/15/08 (c)	Caa1	$ 33,730	30,884
FINANCIALS - 0.0%
Real Estate - 0.0%
Pinnacle Holdings, Inc. 5.5% 9/15/07 (c)	-	11,640	582
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 1.4%
CIENA Corp. 3.75% 2/1/08	Ba3	23,425	15,711
Comverse Technology, Inc. 1.5% 12/1/05	BB	45,360	35,328
Juniper Networks, Inc. 4.75% 3/15/07	B2	79,880	59,068
Natural MicroSystems Corp. 5% 10/15/05	CCC+	33,580	19,812
ONI Systems Corp. 5% 10/15/05	CCC	102,070	69,172
Redback Networks, Inc. 5% 4/1/07	CCC-	39,460	22,099
			221,190
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. 3% 12/1/21 (c)	Baa2	8,100	9,398
Convertible Bonds - continued
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina-SCI Corp. 0% 9/12/20	Ba3	$ 146,493	$ 54,569
Solectron Corp. liquid yield option note 0% 5/8/20	Ba1	128,600	72,492
Thermo Electron Corp. 4.25% 1/1/03 (c)	Ba2	17,950	17,154
			153,613
Semiconductor Equipment & Products - 0.4%
LSI Logic Corp. 4% 2/15/05	Ba3	23,830	20,434
Vitesse Semiconductor Corp. 4% 3/15/05	B2	44,910	36,995
			57,429
Software - 0.0%
Network Associates, Inc. 5.25% 8/15/06 (c)	-	2,300	4,301
TOTAL INFORMATION TECHNOLOGY			436,533
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Korea Telecom Corp. 0.25% 1/4/07 (c)	Baa2	20,000	20,625
Wireless Telecommunication Services - 0.3%
Aether Systems, Inc. 6% 3/22/05	CCC	47,930	26,702
Nextel Communications, Inc. 6% 6/1/11 (c)	B1	20,000	13,124
			39,826
TOTAL TELECOMMUNICATION SERVICES			60,451
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Enron Corp. 0% 2/7/21 (d)	Baa1	162,145	16,215
TOTAL CONVERTIBLE BONDS (Cost $646,727)			544,665
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 1.88% (b)	542,966,532	542,967
Fidelity Securities Lending Cash Central Fund, 1.84% (b)	36,930,600	36,931
TOTAL MONEY MARKET FUNDS (Cost $579,898)		579,898
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.9%, dated 1/31/02 due 2/1/02 (Cost $6,172)	$ 6,172	$ 6,172
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $14,632,162)		15,750,197
NET OTHER ASSETS - (0.2)%		(31,317)
NET ASSETS - 100%		$ 15,718,880
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,068,000 or 0.6% of net assets.

(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(f) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,020,718,000 and $6,119,472,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $484,000 for the period.

Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $14,689,614,000. Net unrealized appreciation aggregated $1,060,583,000, of which $1,954,626,000 related to appreciated investment securities and $894,043,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,192 and repurchase agreements of $6,172) (cost $14,632,162) - See accompanying schedule		$ 15,750,197
Receivable for investments sold		153,068
Receivable for fund shares sold		44,064
Dividends receivable		15,602
Interest receivable		8,704
Other receivables		34
Total assets		15,971,669
Liabilities
Payable for investments purchased	$ 173,849
Payable for fund shares redeemed	30,293
Accrued management fee	9,635
Other payables and accrued expenses	2,081
Collateral on securities loaned, at value	36,931
Total liabilities		252,789
Net Assets		$ 15,718,880
Net Assets consist of:
Paid in capital		$ 14,707,434
Undistributed net investment income		24,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(131,407)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,118,033
Net Assets, for 563,112 shares outstanding		$ 15,718,880
Net Asset Value, offering price and redemption price per share ($15,718,880 ÷ 563,112 shares)		$27.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income Dividends (including $697 received from affiliated issuers)		$ 90,172
Interest		39,618
Security lending		109
Total income		129,899
Expenses
Management fee Basic fee	$ 41,129
Performance adjustment	12,213
Transfer agent fees	15,508
Accounting and security lending fees	530
Non-interested trustees' compensation	21
Custodian fees and expenses	119
Registration fees	343
Audit	48
Legal	40
Miscellaneous	76
Total expenses before reductions	70,027
Expense reductions	(2,200)	67,827
Net investment income		62,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,436)
Foreign currency transactions	12	(7,424)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(719,332)
Assets and liabilities in foreign currencies	(1)	(719,333)
Net gain (loss)		(726,757)
Net increase (decrease) in net assets resulting from operations		$ (664,685)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 62,072	$ 66,189
Net realized gain (loss)	(7,424)	407,614
Change in net unrealized appreciation (depreciation)	(719,333)	9,069
Net increase (decrease) in net assets resulting from operations	(664,685)	482,872
Distributions to shareholders From net investment income	(76,000)	(63,404)
From net realized gain	(163,168)	(849,513)
Total distributions	(239,168)	(912,917)
Share transactions Net proceeds from sales of shares	3,477,773	6,231,162
Reinvestment of distributions	230,633	883,411
Cost of shares redeemed	(1,548,397)	(2,653,375)
Net increase (decrease) in net assets resulting from share transactions	2,160,009	4,461,198
Total increase (decrease) in net assets	1,256,156	4,031,153
Net Assets
Beginning of period	14,462,724	10,431,571
End of period (including undistributed net investment income of $24,820 and $45,363, respectively)	$ 15,718,880	$ 14,462,724
Other Information Shares
Sold	125,298	209,167
Issued in reinvestment of distributions	8,598	28,999
Redeemed	(56,999)	(89,565)
Net increase (decrease)	76,897	148,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, begin- ning of period	$ 29.75	$ 30.90	$ 31.14	$ 28.11	$ 25.07	$ 17.24
Income from Invest- ment Operations
Net investment income D	.12 F	.16	.15	.17	.17	.20
Net realized and unrealized gain (loss)	(1.48) F	1.27	1.89	5.18	5.21	8.09
Total from investment operations	(1.36)	1.43	2.04	5.35	5.38	8.29
Less Distributions
From net investment income	(.15)	(.18)	(.14)	(.13)	(.15)	(.09)
From net realized gain	(.33)	(2.40)	(2.14)	(2.19)	(2.19)	(.37)
Total distributions	(.48)	(2.58)	(2.28)	(2.32)	(2.34)	(.46)
Net asset value, end of period	$ 27.91	$ 29.75	$ 30.90	$ 31.14	$ 28.11	$ 25.07
Total Return B, C	(4.50)%	4.58%	7.00%	21.90%	23.81%	49.21%
Ratios to Average Net Assets E
Expenses before expense reductions	.98% A	.97%	.77%	.87%	.89%	.95%
Expenses net of voluntary waivers, if any	.98% A	.97%	.77%	.87%	.89%	.95%
Expenses net of all reductions	.95% A	.94%	.74%	.84%	.86%	.92%
Net investment income	.87% A, F	.54%	.52%	.58%	.64%	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 15,719	$ 14,463	$ 10,432	$ 14,283	$ 7,371	$ 4,368
Portfolio turnover rate	89% A	88%	86%	104%	109%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income to average net assets would have been .63%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, market discount, contingent interest and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $16,149,000 increase to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on August 1, 2001.

The effect of this change during the period, was to increase net investment income by $17,049,000; decrease net unrealized appreciation/depreciation by $14,929,000; and decrease net realized gain (loss) by $2,120,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..75% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,755,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,006,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $8,000 and $186,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alberto-Culver Co. Class A	$ -	$ -	$ 697	$ 171,086

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Semiannual Report

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Semiannual Report

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Semiannual Report

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Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth & Income	-3.87%	-9.15%	55.57%	250.95%
S&P 500 ®	-6.01%	-16.15%	54.18%	238.99%
Growth & Income Funds Average	-5.44%	-11.88%	46.05%	201.82%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,120 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth & Income	-9.15%	9.24%	13.38%
S&P 500	-16.15%	9.04%	12.98%
Growth & Income Funds Average	-11.88%	7.64%	11.48%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Growth & Income Portfolio on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $35,095 - a 250.95% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,899 - a 238.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of January 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the large-cap core funds average were -6.42%, -17.29%, 39.43%, and 184.22%, respectively. The one year, five year and 10 year average annual total returns were -17.29%, 6.72%, and 10.77%, respectively. The six month, one year, five year and 10 year cumulative total returns for the large-cap supergroup average were -6.88%, -20.08%, 40.24%, and 181.34%, respectively. The one year, five year and 10 year average annual total returns were -20.08%, 6.76%, and 10.66%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Years from now, few equity investors are likely to recall the six-month period that ended on January 31, 2002, with adoration. For most, it was a time of disappointment. The slumping U.S. economy pulled down corporate profits in many industries. The low point came in the third quarter of 2001, as quarterly gross domestic product growth slowed into negative territory for the first time since 1993, and year-over-year corporate profits fell to new lows. Elsewhere, the terrorist attacks on September 11 sent stocks downward, but fortunately, by the end of 2001, most indexes had recovered to levels seen just prior to those attacks. Adding to the markets' malaise was the sudden stock collapse of energy firm Enron, which was forced into bankruptcy after its accounting practices were called into question. Furthermore, few fourth-quarter corporate earnings reports convinced investors that the near-term outlook for the economy and corporate earnings was any brighter. As a result, the returns of major equity indexes reflected the poor market environment. The blue chips' Dow Jones Industrial AverageSM declined 4.84%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 6.01% and 4.44%, respectively. One of the equity markets' few bright spots was the small-cap value category, which returned 4.85% as measured by the Russell 2000® Value Index.

(Portfolio Manager photograph)
An interview with Steven Kaye, Portfolio Manager of Fidelity Growth & Income Portfolio

Q. Steve, how did the fund perform during the past six months?

A. By and large it was a relatively good period, as the fund did what it was supposed to do in a down market. For the six-month period ending January 31, 2002, the fund returned -3.87%. In comparison, the Standard & Poor's 500 Index fell 6.01% during the same period, while the growth & income funds average tracked by Lipper Inc. returned -5.44%. For the 12 months ending January 31, 2002, the fund returned -9.15%, but still outperformed the 16.15% and 11.88% declines of the S&P 500 and Lipper peer group average, respectively.

Q. The fund held up pretty well through all the turmoil of the past six months. How were you able to outperform the S&P 500 during this time?

A. The fund's outperformance really all came down to the month of September. What the volatility basically showed was that we held a lot of companies with solid balance sheets, decent earnings and solid growth prospects regardless of the market environment. Stable growers such as USA Education, Philip Morris, UnitedHealth Group, Gillette and Fannie Mae really held up well. All of them were reasonably priced at that point and their fundamentals were very strong. Underweighting technology during the worst of the market decline also was beneficial, as tech stocks bore the brunt of the two-week selloff after 9/11. However, the fund did give up some of its relative gains during the fourth-quarter rally in the tech sector. Having limited exposure to AOL Time Warner - a relatively large position in the S&P 500 - proved to be a good move. AOL pre-released poor earnings results, its CEO resigned, and it was hampered by a very soft advertising market - a large source of AOL's revenues.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. You also outperformed the Lipper peer group average. What made the difference there?

A. Compared to this fund, my peers tend to be more value-oriented, so they hold a lot more cyclicals. I probably did better than the peer average because cyclical stocks got crushed in September given investors' fears about the state of the economy. But cyclicals did come back in the fourth quarter along with tech, which cut into the fund's outperformance given my underweighting of the sector.

Q. What were some of the better individual contributors to performance?

A. Student loan provider USA Education has outperformed the market for the past couple of years. The company's top-line growth was accelerating, it continued to beat earnings, and its loans are guaranteed by the government so it has a very low default risk . . . it's just been a great stock for the fund. Another good performer a lot of people might not be familiar with was ChoicePoint, a security company the fund has held for several years. Law enforcement agencies, insurance companies and law firms use ChoicePoint's databases for credential verifications and background checks. The company's stock received a boost after the events of September 11.

Q. What stocks were the biggest disappointments?

A. General Electric, the fund's second-largest position at the end of the period, has struggled of late. Its proposed merger with Honeywell was rejected, its aerospace and insurance divisions were hurt by the 9/11 events, and longtime CEO Jack Welch recently retired. Another conglomerate, Tyco International, also disappointed. Tyco operates electronics, health care, telecommunications and security divisions, and has come under Enron-like scrutiny because of what some consider questionable accounting practices. As a result, its stock price dropped from nearly $60 a share to about $35 a share during the period. I believe the stock's worth a lot more than its price at the end of the period.

Q. What's your outlook, Steve?

A. I think things are genuinely getting better. Consumers are hanging in there. Unemployment seems to have stabilized. Housing is still fairly robust. My big issue is the valuation of the stock market. There still needs to be some reconciliation of the prices of stocks relative to corporate earnings potential. Right now, the average stock in the S&P 500 is trading at a price-to-earnings (P/E) ratio of about 23 times future earnings. I'd feel a lot better about the market if P/Es were closer to their historical norm.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Fund number: 027

Trading symbol: FGRIX

Start date: December 30, 1985

Size: as of January 31, 2002, more than $33.7 billion

Manager: Steven Kaye, since 1993; manager, Fidelity Blue Chip Growth Fund, 1990-1992; Fidelity Select Energy Services, Biotechnology and Health Care Portfolios, 1986-1990; joined Fidelity in 1985

3

Steve Kaye expands on market expectations for 2002:

"It's my opinion, but I'm fairly confident that the economy will experience a recovery in 2002. However, that doesn't necessarily mean we'll see stellar returns in the stock market this year. There are a couple of reasons why I say this.

"First, the consumer usually leads the market into a recovery. During this current recession, the consumer has been very resilient. Therefore, I don't see a lot of pent-up demand; I can't envision consumers buying cars or houses at a much faster rate than they are now, no matter how much the Federal Reserve Board cuts rates. Second, valuations in the stock market are still fairly high. With P/Es at low to mid 20s levels on next year's earnings, it doesn't feel like we can see any multiple expansion.

"Without a big spike in demand from consumers, or a big spike in corporate earnings, I don't think the S&P 500 will deliver great returns in 2002. Rather, I would expect modest returns over the next several years. I don't want to sound bearish; it's just not realistic to expect gains like we saw in the 1990s. We need to get earnings back on the growth track first."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.3	3.7
General Electric Co.	3.8	4.5
Pfizer, Inc.	3.7	3.4
USA Education, Inc.	3.5	2.9
Fannie Mae	3.5	3.3
Wal-Mart Stores, Inc.	3.0	2.5
Philip Morris Companies, Inc.	3.0	2.3
Exxon Mobil Corp.	2.6	3.8
Citigroup, Inc.	2.1	1.9
Freddie Mac	1.9	1.8
	31.4
Top Five Market Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	19.6
Health Care	17.1	16.6
Industrials	11.4	12.3
Consumer Staples	10.9	8.4
Information Technology	10.5	10.4
Asset Allocation (% of fund's net assets)
As of January 31, 2002 *		As of July 31, 2001 **
	Stocks and Equity Futures 91.2%		Stocks and Equity Futures 91.6%
	Convertible Securities 1.8%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	1.4%	** Foreign investments	1.9%

Semiannual Report

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
TRW, Inc.	1,933,500	$ 81,922
Automobiles - 0.2%
Ford Motor Co.	1,737,196	26,579
General Motors Corp.	937,742	47,956
		74,535
Hotels, Restaurants & Leisure - 1.1%
Harrah's Entertainment, Inc. (a)	1,171,800	44,728
Marriott International, Inc. Class A	1,550,000	63,209
McDonald's Corp.	3,294,700	89,550
MGM Mirage, Inc. (a)	2,049,930	66,746
Starbucks Corp. (a)	2,331,760	55,426
Starwood Hotels & Resorts Worldwide, Inc. unit	1,833,043	62,782
		382,441
Household Durables - 0.2%
Leggett & Platt, Inc.	1,000,000	24,230
Maytag Corp.	825,050	26,303
		50,533
Media - 3.3%
AOL Time Warner, Inc. (a)	6,408,146	168,598
Comcast Corp. Class A (special) (a)	3,413,800	121,122
Gannett Co., Inc.	1,650,000	111,293
General Motors Corp. Class H (a)	3,063,827	48,102
Omnicom Group, Inc.	1,431,400	125,061
The New York Times Co. Class A	550,000	23,172
Tribune Co.	1,250,000	46,463
Univision Communications, Inc. Class A (a)	1,675,000	58,592
Viacom, Inc. Class B (non-vtg.) (a)	5,341,298	213,598
Walt Disney Co.	9,096,500	191,572
		1,107,573
Multiline Retail - 3.5%
Costco Wholesale Corp. (a)	1,311,300	60,320
Kohls Corp. (a)	725,500	48,093
Target Corp.	1,581,900	70,252
Wal-Mart Stores, Inc.	16,840,900	1,010,117
		1,188,782
Specialty Retail - 1.7%
Best Buy Co., Inc. (a)	750,000	55,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	10,183,050	$ 510,069
Office Depot, Inc. (a)	1,040,100	17,110
		582,679
Textiles & Apparel - 0.1%
NIKE, Inc. Class B	169,900	10,179
Unifi, Inc. (a)	1,966,800	14,849
		25,028
TOTAL CONSUMER DISCRETIONARY		3,493,493
CONSUMER STAPLES - 10.9%
Beverages - 2.7%
Anheuser-Busch Companies, Inc.	2,429,300	114,833
PepsiAmericas, Inc.	2,636,400	31,769
PepsiCo, Inc.	8,319,507	416,724
The Coca-Cola Co.	8,061,700	352,699
		916,025
Food & Drug Retailing - 1.5%
Safeway, Inc. (a)	1,355,300	54,822
Sysco Corp.	6,658,100	197,213
Walgreen Co.	6,364,800	230,915
Whole Foods Market, Inc. (a)	494,000	21,143
		504,093
Food Products - 0.8%
General Mills, Inc.	938,700	46,513
Kraft Foods, Inc. Class A	3,768,800	139,672
Sara Lee Corp.	1,486,000	31,429
Unilever NV (NY Shares)	752,400	42,390
		260,004
Household Products - 1.7%
Colgate-Palmolive Co.	3,296,100	188,372
Kimberly-Clark Corp.	1,797,500	108,389
Procter & Gamble Co.	3,347,000	273,383
		570,144
Personal Products - 1.0%
Avon Products, Inc.	925,500	45,535
Gillette Co.	8,512,400	283,463
		328,998
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 3.2%
Loews Corp. - Carolina Group	211,100	$ 5,911
Philip Morris Companies, Inc.	20,145,800	1,009,506
UST, Inc.	1,900,000	66,405
		1,081,822
TOTAL CONSUMER STAPLES		3,661,086
ENERGY - 4.2%
Energy Equipment & Services - 0.2%
Schlumberger Ltd. (NY Shares)	1,425,500	80,384
Oil & Gas - 4.0%
Burlington Resources, Inc.	301,400	10,320
ChevronTexaco Corp.	2,631,210	220,495
Conoco, Inc.	1,553,600	43,749
Exxon Mobil Corp.	22,500,894	878,660
Royal Dutch Petroleum Co. (NY Shares)	3,938,200	196,792
		1,350,016
TOTAL ENERGY		1,430,400
FINANCIALS - 19.6%
Banks - 2.6%
Bank of America Corp.	2,867,006	180,707
Bank of New York Co., Inc.	475,808	19,499
Bank One Corp.	3,688,800	138,330
FleetBoston Financial Corp.	514,198	17,287
Golden West Financial Corp., Delaware	525,000	33,422
Mellon Financial Corp.	1,601,300	61,490
Northern Trust Corp.	746,300	43,576
U.S. Bancorp, Delaware	1,450,000	30,189
Wachovia Corp.	2,153,205	71,594
Wells Fargo & Co.	5,738,800	266,223
		862,317
Diversified Financials - 13.1%
American Express Co.	2,629,890	94,282
Capital One Financial Corp.	700,000	35,119
Charles Schwab Corp.	1,993,600	28,648
Citigroup, Inc.	14,829,338	702,911
Fannie Mae	14,495,700	1,173,427
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Freddie Mac	9,631,800	$ 646,486
Goldman Sachs Group, Inc.	125,000	10,873
Household International, Inc.	434,640	22,271
J.P. Morgan Chase & Co.	2,193,000	74,672
Merrill Lynch & Co., Inc.	3,645,000	185,822
Morgan Stanley Dean Witter & Co.	4,391,900	241,555
USA Education, Inc. (d)	13,229,810	1,190,683
		4,406,749
Insurance - 2.9%
Allmerica Financial Corp.	516,100	21,738
American International Group, Inc.	8,291,700	614,830
Hartford Financial Services Group, Inc.	407,300	26,959
MBIA, Inc.	5,827,500	313,986
The Chubb Corp.	137,000	9,158
		986,671
Real Estate - 1.0%
Equity Office Properties Trust	3,192,890	91,923
Equity Residential Properties Trust (SBI)	7,154,730	191,604
Manufactured Home Communities, Inc.	921,400	29,761
Public Storage, Inc.	1,028,600	37,657
		350,945
TOTAL FINANCIALS		6,606,682
HEALTH CARE - 17.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	4,201,400	233,178
Biogen, Inc. (a)	356,950	19,354
Enzon, Inc. (a)	250,000	13,170
Genzyme Corp. - General Division (a)	100,000	4,561
Immunex Corp. (a)	900,000	25,155
Sepracor, Inc. (a)	200,000	9,872
		305,290
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	5,213,800	291,086
Becton, Dickinson & Co.	4,423,700	160,226
Boston Scientific Corp. (a)	945,600	21,248
C.R. Bard, Inc.	1,460,500	71,638
Guidant Corp. (a)	1,690,200	81,214
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	3,193,790	$ 157,358
St. Jude Medical, Inc. (a)	886,900	70,331
Stryker Corp.	1,635,400	96,063
Zimmer Holdings, Inc. (a)	4,587,693	149,238
		1,098,402
Health Care Providers & Services - 2.6%
Andrx Group (a)	75,000	4,406
Cardinal Health, Inc.	935,200	61,639
HCA, Inc.	2,902,600	123,361
Manor Care, Inc. (a)	1,167,900	23,241
McKesson Corp.	2,157,300	83,056
Tenet Healthcare Corp. (a)	1,550,000	98,875
UnitedHealth Group, Inc.	5,363,100	398,746
Wellpoint Health Networks, Inc. (a)	764,900	97,058
		890,382
Pharmaceuticals - 10.3%
Allergan, Inc.	2,483,100	165,747
American Home Products Corp.	6,082,600	393,301
AstraZeneca PLC sponsored ADR	275,000	12,922
Bristol-Myers Squibb Co.	7,857,700	356,504
Eli Lilly & Co.	3,769,832	283,114
Forest Laboratories, Inc. (a)	1,425,000	118,133
Johnson & Johnson	4,331,800	249,122
Merck & Co., Inc.	6,340,500	375,231
Pfizer, Inc.	29,670,249	1,236,359
Pharmacia Corp.	2,123,400	85,998
Schering-Plough Corp.	3,974,900	128,707
Teva Pharmaceutical Industries Ltd. sponsored ADR	808,000	50,096
		3,455,234
TOTAL HEALTH CARE		5,749,308
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.8%
Boeing Co.	1,745,100	71,462
General Dynamics Corp.	510,800	45,747
Honeywell International, Inc.	4,613,600	155,063
Lockheed Martin Corp.	3,441,300	182,286
Northrop Grumman Corp.	871,500	97,268
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	750,000	$ 28,703
United Technologies Corp.	612,100	42,070
		622,599
Airlines - 0.4%
Southwest Airlines Co.	7,339,443	139,009
Building Products - 0.2%
Masco Corp.	2,350,000	62,886
Commercial Services & Supplies - 2.5%
Arbitron, Inc. (a)	598,300	18,840
Automatic Data Processing, Inc.	3,144,300	169,792
Avery Dennison Corp.	600,000	35,700
Ceridian Corp. (a)	2,594,900	46,630
ChoicePoint, Inc. (a)	2,019,050	106,202
Cintas Corp.	1,149,400	57,493
DST Systems, Inc. (a)	373,700	16,323
First Data Corp.	1,543,500	127,694
IMS Health, Inc.	2,428,800	48,455
Paychex, Inc.	514,500	18,882
Pitney Bowes, Inc.	1,730,720	72,379
Viad Corp.	3,067,000	75,571
Waste Management, Inc.	1,950,000	56,199
		850,160
Electrical Equipment - 0.1%
Emerson Electric Co.	477,300	27,655
Industrial Conglomerates - 5.4%
General Electric Co.	33,968,800	1,261,941
Minnesota Mining & Manufacturing Co.	917,000	101,604
Textron, Inc.	284,600	13,043
Tyco International Ltd.	12,215,270	429,367
		1,805,955
Machinery - 0.4%
Danaher Corp.	241,200	15,374
Eaton Corp.	477,100	35,105
Illinois Tool Works, Inc.	648,800	46,311
Ingersoll-Rand Co. Ltd. Class A	646,100	28,577
		125,367
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	1,805,600	$ 50,990
TOTAL INDUSTRIALS		3,684,621
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	6,609,000	130,858
Corning, Inc.	1,400,000	11,158
Motorola, Inc.	1,572,100	20,925
		162,941
Computers & Peripherals - 2.0%
Apple Computer, Inc. (a)	1,750,000	43,260
Dell Computer Corp. (a)	2,575,000	70,787
EMC Corp. (a)	1,650,000	27,060
Hewlett-Packard Co.	2,866,400	63,376
International Business Machines Corp.	4,408,200	475,601
Sun Microsystems, Inc. (a)	292,400	3,146
		683,230
IT Consulting & Services - 1.1%
Accenture Ltd. Class A	1,375,000	35,448
Computer Sciences Corp. (a)	1,110,100	49,399
Electronic Data Systems Corp.	3,828,800	239,721
SunGard Data Systems, Inc. (a)	1,100,000	32,989
		357,557
Semiconductor Equipment & Products - 1.3%
Analog Devices, Inc. (a)	725,000	31,755
ASML Holding NV (NY Shares) (a)	1,000,000	18,950
Intel Corp.	6,179,300	216,523
Linear Technology Corp.	332,000	13,735
Micron Technology, Inc. (a)	1,910,852	64,491
NVIDIA Corp. (a)	315,600	20,748
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,400,000	23,758
Teradyne, Inc. (a)	1,933,450	57,733
		447,693
Software - 4.9%
Adobe Systems, Inc.	1,789,200	60,296
Computer Associates International, Inc.	2,843,400	97,984
Microsoft Corp. (a)	22,678,500	1,444,841
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	2,000,000	$ 34,520
Synopsys, Inc. (a)	600,000	31,128
		1,668,769
TOTAL INFORMATION TECHNOLOGY		3,320,190
MATERIALS - 1.0%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	1,209,700	53,432
Ecolab, Inc.	458,900	19,636
IMC Global, Inc.	2,613,700	35,416
Monsanto Co.	1,941,700	64,659
Praxair, Inc.	1,160,500	67,367
		240,510
Metals & Mining - 0.1%
Alcoa, Inc.	1,277,300	45,791
Paper & Forest Products - 0.2%
International Paper Co.	950,000	39,691
Weyerhaeuser Co.	200,000	11,664
		51,355
TOTAL MATERIALS		337,656
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.0%
ALLTEL Corp.	614,900	34,115
AT&T Corp.	17,245,914	305,253
BellSouth Corp.	11,003,800	440,152
Qwest Communications International, Inc.	5,999,228	62,992
SBC Communications, Inc.	11,057,000	414,085
Sprint Corp. - FON Group	762,000	13,487
Verizon Communications, Inc.	8,817,240	408,679
		1,678,763
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	3,869,200	$ 31,147
Vodafone Group PLC sponsored ADR	500,000	10,850
		41,997
TOTAL TELECOMMUNICATION SERVICES		1,720,760
UTILITIES - 0.2%
Electric Utilities - 0.2%
Southern Co.	2,902,000	71,534
TOTAL COMMON STOCKS (Cost $18,847,753)		30,075,730
Convertible Preferred Stocks - 1.4%

FINANCIALS - 0.4%
Diversified Financials - 0.4%
Ford Motor Co. Capital Trust II $3.25	1,382,000	74,189
Union Pacific Capital Trust $3.125 TIDES (c)	1,277,000	63,690
		137,879
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Northrop Grumman Corp. $7.25	416,000	50,086
Raytheon Co. $4.13	1,976,000	127,699
		177,785
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. $3.50	1,367,300	58,920
IT Consulting & Services - 0.2%
Electronic Data Systems Corp. $3.81	1,200,000	62,640
TOTAL INFORMATION TECHNOLOGY		121,560
UTILITIES - 0.1%
Electric Utilities - 0.1%
FPL Group, Inc. $4.25	1,000,000	50,660
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $450,459)		487,884
Convertible Bonds - 0.4%
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Nortel Networks Corp. 4.25% 9/1/08 (c)	Baa2	$ 47,420	$ 46,087
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21 (c)	Baa2	32,200	37,360
TOTAL INFORMATION TECHNOLOGY			83,447
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10	B1	58,000	32,990
6% 6/1/11	B1	24,000	15,749
			48,739
TOTAL CONVERTIBLE BONDS (Cost $133,094)			132,186
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.63% to 1.82% 2/14/02 to 4/4/02 (e)	-	64,000	63,860
U.S. Treasury Bonds 8.125% 8/15/19	Aaa	10,000	12,720
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,079)			76,580
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 1.88% (b) (Cost $3,092,614)	3,092,614,031	3,092,614
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $22,597,999)		33,864,994
NET OTHER ASSETS - (0.4)%		(150,050)
NET ASSETS - 100%		$ 33,714,944
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
2,388 S&P 500 Index Contracts	March 2002	$ 674,849	$ (1,431)

The face value of futures purchased as a percentage of net assets - 2%
Security Type Abbreviations
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $147,137,000 or 0.4% of net assets.

(d) Affiliated company
(e) Security or a portion of the security was pledged to cover margin requirements or futures contracts. At the period end, the value of securities pledged amounted to $39,528,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,059,333,000 and $6,031,270,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $549,000 for the period.

Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $22,661,655,000. Net unrealized appreciation aggregated $11,203,339,000, of which $12,097,088,000 related to appreciated investment securities and $893,749,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $22,597,999) - See accompanying schedule		$ 33,864,994
Receivable for investments sold		135,219
Receivable for fund shares sold		29,742
Dividends receivable		29,283
Interest receivable		6,919
Receivable for daily variation on futures contracts		8,896
Other receivables		99
Total assets		34,075,152
Liabilities
Payable for investments purchased	$ 294,420
Payable for fund shares redeemed	46,648
Accrued management fee	13,503
Other payables and accrued expenses	5,637
Total liabilities		360,208
Net Assets		$ 33,714,944
Net Assets consist of:
Paid in capital		$ 22,538,306
Undistributed net investment income		27,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,265,476
Net Assets, for 911,283 shares outstanding		$ 33,714,944
Net Asset Value, offering price and redemption price per share ($33,714,944 ÷ 911,283 shares)		$37.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income Dividends (including $5,571 received from affiliated issuers)		$ 226,262
Interest		52,056
Security lending		6
Total income		278,324
Expenses
Management fee	$ 81,289
Transfer agent fees	34,698
Accounting and security lending fees	808
Non-interested trustees' compensation	27
Custodian fees and expenses	170
Registration fees	61
Audit	111
Legal	103
Miscellaneous	192
Total expenses before reductions	117,459
Expense reductions	(2,816)	114,643
Net investment income		163,681
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $38,533 on sales of investments in affiliated issuers)	15,042
Futures contracts	(79,872)	(64,830)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,580,392)
Assets and liabilities in foreign currencies	3
Futures contracts	59,912	(1,520,477)
Net gain (loss)		(1,585,307)
Net increase (decrease) in net assets resulting from operations		$ (1,421,626)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 163,681	$ 364,246
Net realized gain (loss)	(64,830)	1,164,784
Change in net unrealized appreciation (depreciation)	(1,520,477)	(4,870,918)
Net increase (decrease) in net assets resulting from operations	(1,421,626)	(3,341,888)
Distributions to shareholders From net investment income	(174,130)	(350,062)
From net realized gain	(349,292)	(3,483,630)
Total distributions	(523,422)	(3,833,692)
Share transactions Net proceeds from sales of shares	1,993,473	4,514,900
Reinvestment of distributions	507,146	3,724,551
Cost of shares redeemed	(2,939,225)	(6,405,224)
Net increase (decrease) in net assets resulting from share transactions	(438,606)	1,834,227
Total increase (decrease) in net assets	(2,383,654)	(5,341,353)
Net Assets
Beginning of period	36,098,598	41,439,951
End of period (including undistributed net investment income of $27,436 and $37,885, respectively)	$ 33,714,944	$ 36,098,598
Other Information Shares
Sold	54,191	108,594
Issued in reinvestment of distributions	14,074	84,232
Redeemed	(80,311)	(154,399)
Net increase (decrease)	(12,046)	38,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 39.10	$ 46.83	$ 47.27	$ 43.73	$ 38.50	$ 28.20
Income from Invest- ment Operations
Net investment income D	.18	.39	.38	.39	.41	.46
Net realized and unrealized gain (loss)	(1.71)	(3.83)	2.47	5.69	6.59	11.44
Total from investment operations	(1.53)	(3.44)	2.85	6.08	7.00	11.90
Less Distributions
From net investment income	(.19)	(.38)	(.39)	(.38)	(.41)	(.48)
From net realized gain	(.38)	(3.91)	(2.90)	(2.16)	(1.36)	(1.12)
Total distributions	(.57)	(4.29)	(3.29)	(2.54)	(1.77)	(1.60)
Net asset value, end of period	$ 37.00	$ 39.10	$ 46.83	$ 47.27	$ 43.73	$ 38.50
Total Return B, C	(3.87)%	(8.25)%	6.34%	15.20%	19.06%	44.16%
Ratios to Average Net Assets E
Expenses before expense reductions	.69% A	.68%	.67%	.68%	.69%	.73%
Expenses net of voluntary waivers, if any	.69% A	.68%	.67%	.68%	.69%	.73%
Expenses net of all reductions	.68% A	.66%	.66%	.66%	.68%	.71%
Net investment income	.96% A	.94%	.82%	.88%	1.02%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 33,715	$ 36,099	$ 41,440	$ 48,595	$ 44,361	$ 34,284
Portfolio turnover rate	40% A	46%	41%	35%	32%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $49,539,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,289,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $7,000 and $520,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
C.R. Bard, Inc.	$ -	$ 74,908	$ 715	$ -
USA Education, Inc.	60,396	33,213	4,856	1,190,683
TOTALS	$ 60,396	$ 108,121	$ 5,571	$ 1,190,683

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

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Equity-Income Fund

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Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GAI-SANN-0302 155255
1.700483.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® OTC	-4.49%	-24.51%	43.67%	196.83%
NASDAQ®	-4.44%	-30.04%	42.43%	233.35%
Mid-Cap Funds Average	-5.27%	-16.20%	57.22%	189.97%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the NASDAQ Composite ® Index - a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 635 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity OTC	-24.51%	7.52%	11.49%
NASDAQ	-30.04%	7.33%	12.80%
Mid-Cap Funds Average	-16.20%	8.97%	10.95%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® OTC Portfolio on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $29,683 - a 196.83% increase on the initial investment. For comparison, look at how the NASDAQ Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,335 - a 233.35% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of January 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the multi-cap growth funds average were -9.72%, -30.74%, 42.30%, and 175.45%, respectively. The one year, five year and 10 year average annual total returns were -30.74%, 6.75%, and 10.33%. The six month, one year, five year and 10 year cumulative total returns for the multi-cap supergroup average were -6.43%, -17.08%, 51.61%, and 212.42%, respectively. The one year, five year and 10 year average annual total returns were -17.08%, 8.25%, and 11.73%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Years from now, few equity investors are likely to recall the six-month period that ended on January 31, 2002, with adoration. For most, it was a time of disappointment. The slumping U.S. economy pulled down corporate profits in many industries. The low point came in the third quarter of 2001, as quarterly gross domestic product growth slowed into negative territory for the first time since 1993, and year-over-year corporate profits fell to new lows. Elsewhere, the terrorist attacks on September 11 sent stocks downward, but fortunately, by the end of 2001, most indexes had recovered to levels seen just prior to those attacks. Adding to the markets' malaise was the sudden stock collapse of energy firm Enron, which was forced into bankruptcy after its accounting practices were called into question. Furthermore, few fourth-quarter corporate earnings reports convinced investors that the near-term outlook for the economy and corporate earnings was any brighter. As a result, the returns of major equity indexes reflected the poor market environment. The blue chips' Dow Jones Industrial AverageSM declined 4.84%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 6.01% and 4.44%, respectively. One of the equity markets' few bright spots was the small-cap value category, which returned 4.85% as measured by the Russell 2000® Value Index.

(Portfolio Manager photograph)
An interview with Jason Weiner, Portfolio Manager of Fidelity OTC Portfolio

Q. How did the fund perform, Jason?

A. For the six months that ended January 31, 2002, the fund returned -4.49%. In comparison, the NASDAQ Composite Index returned -4.44%, and the mid-cap funds average tracked by Lipper Inc. returned -5.27%. For the one-year period that ended January 31, 2002, the fund returned -24.51%, while the NASDAQ index and Lipper average returned -30.04% and -16.20%, respectively.

Q. What factors had the most influence on performance during the past six months?

A. It was an extremely volatile period that began on a down note, as investors still jittery about weak corporate earnings punished stocks in the face of a protracted economic slowdown. The selling pressure came to a head as a result of the September 11 terrorist attacks, which further damaged investors' confidence. Despite continued fundamental deterioration within most sectors, stocks snapped back strongly during the fourth quarter, largely due to the Federal Reserve Board's aggressive easing of interest rates, coupled with lower energy prices and fiscal stimulus. Technology stocks had the biggest run, which allowed the NASDAQ index to advance more than 35% from its low point achieved on September 21. The fund participated in this move, given its heavy tech weighting, but still ended the period with negative absolute returns as the market never fully recovered from its fall. While we performed in line with the NASDAQ, we had more success relative to our competitors, which tended to be more diversified and less exposed to the tech rally.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies, and how did they pan out?

A. Behind a bleak fundamental backdrop, there were signs that conditions were improving in certain pockets of technology, particularly the component makers, to which the fund had ample exposure. For some time now, I've emphasized semiconductor and semiconductor capital equipment stocks, which I felt would likely respond faster than other areas of tech when the economy turned and business ultimately improved. Maintaining this pro-cyclical stance paid off in the fourth quarter, as investors shrugged off negative earnings revisions and embraced news of falling chip inventories, rising order levels and an overall pick-up in technology spending. This positive sentiment boosted such stocks as Marvell Technology, Xilinx, Taiwan Semiconductor and Oak Technology. Generally speaking, we benefited from sticking with quality names, avoiding excessively high valuations and limiting our exposure to the lagging telecommunications sector. On top of the fund's fairly aggressive positioning, there was a conservative large-cap growth component to the portfolio - mainly consisting of Microsoft and Intel - which also performed nicely.

Q. Microsoft and Intel combined represented around 25% of the fund during the period. Why such a heavy weighting in a market that wasn't all that supportive of large caps?

A. The past six months was a good period to have exposure to the Wintel - Windows and Intel - space. Microsoft, the fund's top holding, was one of the few mega-cap tech stocks that had an attractive valuation and managed to produce better earnings than most of its tech counterparts, thanks to the introduction of its new XP operating system and Xbox video game console. Intel, meanwhile, benefited from the rollout of its Pentium 4 microprocessor and the prospects for a near-term replacement cycle in PCs.

Q. What other stocks influenced performance?

A. Data storage was another hot pocket of technology, as disaster recovery became very important to businesses post-9/11. Legato and VERITAS Software were top contributors here. On the down side, we were not without disappointments on the tech front. Companies with questionable earnings trends, such as Vitesse, Broadcom and Vignette, were soundly beaten down. Pharmacy benefits provider AdvancePCS was another top detractor even though it met its numbers, proving that it also didn't pay to be too defensive during the period. Underweighting some of the more underrepresented groups in the NASDAQ, such as financial stocks, also hurt, as banks in particular benefited from declining interest rates.

Q. What's your outlook?

A. I'm comfortable with how the fund is positioned right now, maintaining a healthy mix of cyclically oriented tech stocks and more stable growth names. While my long-term outlook continues to be positive, I'm concerned in the near term about stock prices, which remain vulnerable if the recovery is delayed. There's also the risk that even when business does get better, there may not be enough earnings to support still-lofty valuations, particularly if the Fed begins to raise interest rates.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by normally investing in securities principally traded on the over-the-counter market

Fund number: 093

Trading symbol: FOCPX

Start date: December 31, 1984

Size: as of January 31, 2002, more than $8.2 billion

Manager: Jason Weiner, since 2000; manager, Contrafund II, 1998-2000; Fidelity Export and Multinational Fund, 1997-1998; several Fidelity Select Portfolios, 1994-1997; joined Fidelity in 1991

3

Jason Weiner reflects on his tech strategy:

"My fundamental view is that it takes a long time for a post-bubble economy to stabilize, and large-cap tech stocks, which still have very high valuations, are most susceptible to a prolonged period of sluggishness, particularly in the absence of any major product cycles. That said, I tend to be more interested in smaller-cap names that have better valuations, superior relative earnings growth and are more apt to benefit from smaller product cycles. However, there are some notable exceptions, including Microsoft.

"The technology sector is currently working its way through an inventory correction. In order to get to that next leg, there needs to be a pick-up in end demand, particularly from the PC market, which is the biggest consumer of semiconductors. The problem is, PCs are a maturing industry and there haven't really been any major product cycles in recent years to spur demand. I do think there will be smaller product cycle stories involving new networking technologies, but nothing on the global scale that occurred in the 1990s as a result of the Internet and Y2K.

"A PC upgrade cycle could be in the offing if the economy improves and new technology begins to drive replacement demand worldwide in an environment of aging units. This would be good news for component makers, as would be continued strength in the consumer electronics market and a pick-up in telecom spending."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	16.5	16.0
Intel Corp.	7.7	4.9
ASML Holding NV (NY Shares)	2.9	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2.4	0.1
Brocade Communications System, Inc.	2.3	2.4
Altera Corp.	2.1	2.7
AdvancePCS Class A	2.0	0.7
Dollar Tree Stores, Inc.	2.0	1.2
Xilinx, Inc.	1.8	0.9
Dell Computer Corp.	1.7	1.4
	41.4
Top Five Market Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	67.3	64.7
Health Care	11.7	10.5
Consumer Discretionary	8.2	6.2
Industrials	6.3	7.6
Financials	4.1	3.3
Asset Allocation (% of fund's net assets)
As of January 31, 2002 *		As of July 31, 2001 **
	Stocks 99.6%		Stocks 93.5%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	11.2%	** Foreign investments	9.7%

Semiannual Report

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Keystone Automotive Industries, Inc. (a)	575,100	$ 11,145
Hotels, Restaurants & Leisure - 0.3%
Panera Bread Co. Class A (a)	450,000	28,125
Media - 2.4%
Adelphia Communications Corp. Class A	250,000	6,453
Comcast Corp. Class A (special) (a)	2,500,000	88,700
Lamar Advertising Co. Class A (a)	950,000	34,457
Macrovision Corp. (a)	990,100	30,099
USA Networks, Inc. (a)	1,000,000	28,590
XM Satellite Radio Holdings, Inc. Class A (a)	1,000,000	11,360
		199,659
Multiline Retail - 2.5%
Costco Wholesale Corp. (a)	900,000	41,400
Dollar Tree Stores, Inc. (a)	4,850,000	160,099
		201,499
Specialty Retail - 2.8%
AC Moore Arts & Crafts, Inc. (a)(c)	450,000	12,321
Bed Bath & Beyond, Inc. (a)	100,000	3,458
CDW Computer Centers, Inc. (a)	1,025,000	56,765
Christopher & Banks Corp. (a)	800,000	26,160
Hollywood Entertainment Corp. (a)	1,500,000	19,515
Hot Topic, Inc. (a)	200,000	6,704
Michaels Stores, Inc. (a)	1,598,000	55,930
Movie Gallery, Inc. (a)	1,139,950	16,335
PETsMART, Inc. (a)	284,400	3,066
Regis Corp.	1,261,500	33,480
		233,734
Textiles & Apparel - 0.1%
Oshkosh B'Gosh, Inc. Class A	118,800	4,982
TOTAL CONSUMER DISCRETIONARY		679,144
CONSUMER STAPLES - 1.3%
Food & Drug Retailing - 1.1%
Performance Food Group Co. (a)	1,245,200	47,567
United Natural Foods, Inc. (a)	400,000	9,196
Whole Foods Market, Inc. (a)	700,000	29,960
		86,723
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.2%
Hain Celestial Group, Inc. (a)	850,000	$ 19,372
TOTAL CONSUMER STAPLES		106,095
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Patterson-UTI Energy, Inc. (a)	150,000	3,252
FINANCIALS - 4.1%
Banks - 3.4%
Astoria Financial Corp.	600,000	17,406
Banknorth Group, Inc.	1,230,000	29,102
Commerce Bancshares, Inc.	119,595	4,723
Fifth Third Bancorp	1,750,000	110,688
Fulton Financial Corp.	137,900	3,159
Mercantile Bankshares Corp.	610,800	26,649
Popular, Inc.	757,300	21,348
SouthTrust Corp.	1,850,000	45,584
Trustmark Corp.	250,000	6,088
Zions Bancorp	200,000	10,068
		274,815
Diversified Financials - 0.7%
Fannie Mae	500,000	40,475
SEI Investments Co.	500,000	20,190
		60,665
TOTAL FINANCIALS		335,480
HEALTH CARE - 11.7%
Biotechnology - 2.3%
IDEC Pharmaceuticals Corp. (a)	1,570,000	93,352
Invitrogen Corp. (a)	270,000	14,464
Novavax, Inc. (a)	355,500	3,544
QLT, Inc. (a)	762,560	16,137
Techne Corp. (a)	2,008,200	61,672
		189,169
Health Care Equipment & Supplies - 2.2%
Advanced Neuromodulation Systems, Inc. (a)	395,600	13,352
Biomet, Inc.	2,124,238	68,592
Cooper Companies, Inc.	492,200	23,060
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	200,000	$ 4,542
DENTSPLY International, Inc.	666,500	32,958
Interpore International, Inc. (a)	250,000	2,438
Kensey Nash Corp. (a)	538,000	10,475
Respironics, Inc. (a)	550,000	15,994
Wright Medical Group, Inc.	482,660	8,186
		179,597
Health Care Providers & Services - 5.7%
AdvancePCS Class A (a)(c)	5,350,600	165,173
American Healthways, Inc. (a)	425,000	11,530
Dianon Systems, Inc. (a)(c)	600,000	34,710
First Health Group Corp. (a)	3,065,900	77,874
LifePoint Hospitals, Inc. (a)	1,310,000	45,706
Lincare Holdings, Inc. (a)	182,700	4,856
Matria Healthcare, Inc. (a)	200,100	4,852
Patterson Dental Co. (a)	1,100,000	44,209
Province Healthcare Co. (a)	1,312,500	45,570
Triad Hospitals, Inc. (a)	954,600	30,261
United Surgical Partners International, Inc.	200,000	3,480
		468,221
Pharmaceuticals - 1.5%
Atrix Laboratories, Inc. (a)(c)	1,100,000	25,289
Perrigo Co. (a)	3,083,500	39,777
SICOR, Inc. (a)	500,000	7,850
Teva Pharmaceutical Industries Ltd. sponsored ADR	785,000	48,670
		121,586
TOTAL HEALTH CARE		958,573
INDUSTRIALS - 6.3%
Air Freight & Couriers - 0.1%
Expeditors International of Washington, Inc.	149,860	9,077
Airlines - 0.7%
Northwest Airlines Corp. (a)	3,178,751	48,889
Ryanair Holdings PLC sponsored ADR (a)	200,000	6,450
		55,339
Commercial Services & Supplies - 4.2%
Advisory Board Co.	495,600	16,246
Career Education Corp. (a)	527,000	17,391
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	1,250,000	$ 62,525
Concord EFS, Inc. (a)	2,450,000	71,418
Corporate Executive Board Co. (a)	300,000	9,657
Cross Country, Inc.	1,110,400	27,827
Herman Miller, Inc.	450,000	11,178
NDCHealth Corp.	250,000	7,933
On Assignment, Inc. (a)(c)	1,500,000	29,790
Resources Connection, Inc. (a)	100,000	2,620
Stericycle, Inc. (a)	100,000	5,700
Strayer Education, Inc. (c)	1,385,600	62,726
The BISYS Group, Inc. (a)	280,000	17,240
		342,251
Electrical Equipment - 0.3%
Advanced Energy Industries, Inc. (a)	879,600	22,606
Industrial Conglomerates - 0.4%
Tyco International Ltd.	866,880	30,471
Machinery - 0.4%
Oshkosh Truck Co.	400,000	21,800
PACCAR, Inc.	195,000	12,919
Stewart & Stevenson Services, Inc.	175,600	3,073
		37,792
Road & Rail - 0.2%
C.H. Robinson Worldwide, Inc.	529,708	16,437
Heartland Express, Inc. (a)	51,000	1,788
		18,225
TOTAL INDUSTRIALS		515,761
INFORMATION TECHNOLOGY - 67.3%
Communications Equipment - 4.5%
Adaptec, Inc.	400,000	7,100
Brocade Communications System, Inc. (a)	5,102,100	185,716
Cisco Systems, Inc. (a)	4,573,090	90,547
Comverse Technology, Inc. (a)	3,380,500	72,241
FalconStor Software, Inc. (a)	288,500	2,718
Lucent Technologies, Inc.	1,000,000	6,540
Netscreen Technologies, Inc.	7,000	143
Polycom, Inc. (a)	100,000	3,498
		368,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.6%
Apple Computer, Inc. (a)	2,550,000	$ 63,036
Applied Films Corp. (a)	50,400	1,467
Dell Computer Corp. (a)	4,950,000	136,076
Network Appliance, Inc. (a)	642,900	11,540
		212,119
Electronic Equipment & Instruments - 1.5%
Cognex Corp. (a)	1,323,600	31,899
Itron, Inc. (a)	250,000	6,888
Tech Data Corp. (a)	1,725,700	87,182
		125,969
Internet Software & Services - 2.5%
Check Point Software Technologies Ltd. (a)	2,453,750	89,562
InterCept Group, Inc. (a)	321,700	13,901
Internet Security Systems, Inc. (a)	700,000	28,644
MatrixOne, Inc. (a)	1,500,000	22,095
SkillSoft Corp. (a)	200,000	4,806
WebEx Communications, Inc. (a)	1,094,700	27,357
webMethods, Inc. (a)	975,000	23,010
		209,375
IT Consulting & Services - 0.9%
Acxiom Corp. (a)	160,000	2,246
CACI International, Inc. Class A (a)	400,000	14,520
KPMG Consulting, Inc.	500,000	8,300
SunGard Data Systems, Inc. (a)	1,500,000	44,985
		70,051
Semiconductor Equipment & Products - 30.3%
Altera Corp. (a)	6,999,900	175,837
Analog Devices, Inc. (a)	1,250,000	54,750
Applied Materials, Inc. (a)	1,060,000	46,269
ASE Test Ltd. (a)	500,000	5,875
ASML Holding NV (NY Shares) (a)	12,550,000	237,823
Atmel Corp. (a)	6,100,000	46,970
ATMI, Inc. (a)(c)	2,113,911	62,424
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,849,200	45,583
Cymer, Inc. (a)	78,000	2,865
DuPont Photomasks, Inc. (a)	647,900	32,395
Exar Corp. (a)	370,800	8,714
Helix Technology, Inc.	1,063,200	21,923
Hi/fn, Inc. (a)	311,800	4,527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Integrated Circuit Systems, Inc. (a)	948,170	$ 22,898
Integrated Device Technology, Inc. (a)	624,400	19,075
Intel Corp.	18,150,000	635,976
Intersil Corp. Class A (a)	3,498,400	103,972
KLA-Tencor Corp. (a)	1,115,700	63,907
LAM Research Corp. (a)	1,495,000	34,774
Lattice Semiconductor Corp. (a)	2,246,000	50,176
Linear Technology Corp.	1,394,300	57,682
LTX Corp. (a)(c)	2,649,690	52,358
Marvell Technology Group Ltd. (a)	3,345,000	134,268
Maxim Integrated Products, Inc. (a)	150,000	8,324
Micrel, Inc. (a)	1,606,200	37,906
Micron Technology, Inc. (a)	1,000,000	33,750
MKS Instruments, Inc. (a)	839,700	20,179
Oak Technology, Inc. (a)(c)	3,147,800	51,152
Photronics, Inc. (a)	283,300	9,856
Semtech Corp. (a)	537,500	18,603
Silicon Laboratories, Inc. (a)	50,000	1,540
Silicon On Insulator TEChnologies SA (SOITEC) (a)	500,000	10,300
STMicroelectronics NV (NY Shares)	1,000,000	31,310
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,600,000	196,852
Xilinx, Inc. (a)	3,425,000	148,474
		2,489,287
Software - 25.0%
Activision, Inc. (a)	1,427,250	37,508
Advent Software, Inc. (a)	850,000	45,858
Computer Associates International, Inc.	1,912,100	65,891
Electronic Arts, Inc. (a)	1,671,300	88,696
EPIQ Systems, Inc. (a)(c)	813,300	16,388
Informatica Corp. (a)	280,000	3,542
Legato Systems, Inc. (a)(c)	4,710,000	65,940
Mercury Interactive Corp. (a)	700,000	26,670
Microsoft Corp. (a)	21,281,200	1,355,816
National Instruments Corp. (a)	109,500	4,231
Network Associates, Inc. (a)	850,000	25,492
Peregrine Systems, Inc. (a)	3,576,600	28,577
Precise Software Solutions Ltd. (a)(c)	2,191,500	54,678
Quest Software, Inc. (a)	500,000	11,915
Red Hat, Inc. (a)	2,000,000	16,240
Symantec Corp. (a)	450,000	35,397
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	471,700	$ 24,472
THQ, Inc. (a)	800,000	36,032
VERITAS Software Corp. (a)	2,500,000	106,375
		2,049,718
TOTAL INFORMATION TECHNOLOGY		5,525,022
MATERIALS - 0.7%
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	1,750,000	27,668
Metals & Mining - 0.4%
Anglo American PLC	1,800,000	29,595
TOTAL MATERIALS		57,263
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
TeraBeam Networks (e)	44,800	45
TOTAL COMMON STOCKS (Cost $7,280,691)		8,180,635
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (d) (Cost $3,595)	-	$ 3,595	4,224
Money Market Funds - 3.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.88% (b)	89,213,799	$ 89,214
Fidelity Securities Lending Cash Central Fund, 1.84% (b)	154,560,201	154,560
TOTAL MONEY MARKET FUNDS (Cost $243,774)		243,774
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $7,528,060)		8,428,633
NET OTHER ASSETS - (2.6)%		(216,785)
NET ASSETS - 100%		$ 8,211,848
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,224,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 168
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.8%
Netherlands	3.3
Taiwan	2.5
Israel	2.4
Bermuda	1.6
Others (individually less than 1%)	1.4
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $4,950,458,000 and $4,608,816,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $254,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000 or 0% of net assets.

Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $7,592,238,000. Net unrealized appreciation aggregated $836,395,000, of which $1,226,607,000 related to appreciated investment securities and $390,212,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending July 31, 2002 approximately $4,172,480,000 of losses recognized during the period November 1, 2000 to July 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $147,369) (cost $7,528,060) - See accompanying schedule		$ 8,428,633
Cash		278
Receivable for investments sold		27,833
Receivable for fund shares sold		13,917
Dividends receivable		407
Interest receivable		199
Other receivables		206
Total assets		8,471,473
Liabilities
Payable for investments purchased	$ 72,451
Payable for fund shares redeemed	25,253
Accrued management fee	6,023
Other payables and accrued expenses	1,338
Collateral on securities loaned, at value	154,560
Total liabilities		259,625
Net Assets		$ 8,211,848
Net Assets consist of:
Paid in capital		$ 13,024,663
Accumulated net investment loss		(31,588)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,681,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		900,573
Net Assets, for 260,823 shares outstanding		$ 8,211,848
Net Asset Value, offering price and redemption price per share ($8,211,848 ÷ 260,823 shares)		$31.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income Dividends (including $276 received from affiliated issuers)		$ 5,667
Interest		4,071
Security lending		802
Total income		10,540
Expenses
Management fee Basic fee	$ 24,541
Performance adjustment	7,544
Transfer agent fees	9,973
Accounting and security lending fees	408
Custodian fees and expenses	110
Registration fees	141
Audit	34
Legal	24
Miscellaneous	36
Total expenses before reductions	42,811
Expense reductions	(683)	42,128
Net investment income (loss)		(31,588)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($51,299) on sales of investments in affiliated issuers)	(1,098,785)
Foreign currency transactions	(40)	(1,098,825)
Change in net unrealized appreciation (depreciation) on investment securities		708,279
Net gain (loss)		(390,546)
Net increase (decrease) in net assets resulting from operations		$ (422,134)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (31,588)	$ (45,171)
Net realized gain (loss)	(1,098,825)	(4,239,312)
Change in net unrealized appreciation (depreciation)	708,279	(2,270,986)
Net increase (decrease) in net assets resulting from operations	(422,134)	(6,555,469)
Distributions to shareholders from net realized gain	-	(2,700,580)
Share transactions Net proceeds from sales of shares	1,978,100	7,203,455
Reinvestment of distributions	-	2,651,876
Cost of shares redeemed	(2,145,840)	(6,345,370)
Net increase (decrease) in net assets resulting from share transactions	(167,740)	3,509,961
Total increase (decrease) in net assets	(589,874)	(5,746,088)
Net Assets
Beginning of period	8,801,722	14,547,810
End of period (including accumulated net investment loss of $31,588 and $0, respectively)	$ 8,211,848	$ 8,801,722
Other Information Shares
Sold	66,670	161,780
Issued in reinvestment of distributions	-	43,957
Redeemed	(72,915)	(147,027)
Net increase (decrease)	(6,245)	58,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, begin- ning of period	$ 32.96	$ 69.82	$ 51.53	$ 40.03	$ 38.46	$ 31.20
Income from Invest- ment Operations
Net investment income (loss) E	(.12)	(.18)	(.27)	(.07)	(.12)	(.05)
Net realized and unrealized gain (loss)	(1.36)	(24.02)	24.07	13.95	4.21	11.71
Total from investment operations	(1.48)	(24.20)	23.80	13.88	4.09	11.66
Less Distributions
From net investment income	-	-	-	-	-	(.08)
From net realized gain	-	(12.66)	(5.51)	(2.38)	(2.52)	(4.32)
Total distributions	-	(12.66)	(5.51)	(2.38)	(2.52)	(4.40)
Net asset value, end of period	$ 31.48	$ 32.96	$ 69.82	$ 51.53	$ 40.03	$ 38.46
Total Return B, C, D	(4.49)%	(42.79)%	50.05%	38.54%	11.87%	41.43%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09% A	.97%	.76%	.75%	.76%	.85%
Expenses net of voluntary waivers, if any	1.09% A	.97%	.76%	.75%	.76%	.85%
Expenses net of all reductions	1.08% A	.94%	.75%	.74%	.75%	.84%
Net investment income (loss)	(.81)% A	(.40)%	(.43)%	(.16)%	(.32)%	(.15)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,212	$ 8,802	$ 14,548	$ 7,298	$ 4,493	$ 4,023
Portfolio turnover rate	124% A	219%	196%	117%	125%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former one time sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .82% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,974,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $566,000 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $117,000.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AC Moore Arts & Crafts, Inc.	$ 2,104	$ -	$ -	$ 12,321
Advanced Energy Industries, Inc.	8,613	35,588	-	-
AdvancePCS Class A	38,646	-	-	165,173
ATMI, Inc.	11,504	-	-	62,424
Atrix Laboratories, Inc.	2,517	-	-	25,289
CIMA Labs, Inc.	-	14,082	-	-
Cognex Corp.	10,804	13,741	-	-
Dianon Systems, Inc.	-	-	-	34,710
Digital Insight Corp.	-	4,494	-	-
DuPont Photomasks, Inc.	-	6,956	-	-
EPIQ Systems, Inc.	2,020	-	-	16,388
Helix Technology, Inc.	51	10,665	96	-
Legato Systems, Inc.	1,954	31,100	-	65,940
LTX Corp.	33,011	31,176	-	52,358
Oak Technology, Inc.	6,219	-	-	51,152
On Assignment, Inc.	6,339	-	-	29,790
Precise Software Solutions Ltd.	13,778	14,355	-	54,678
Strayer Education, Inc.	3,270	-	180	62,726
Vignette Corp.	-	10,274	-	-
TOTALS	$ 140,830	$ 172,431	$ 276	$ 632,949

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

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Focused Stock Fund

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OTC Portfolio

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

OTC-SANN-0302 154914
1.700332.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com